UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8056

Praxis Mutual Funds

(Exact name of registrant as specified in charter)

P.O. Box 483

Goshen, IN 46527

(Address of principal executive offices) (Zip code)

Anthony Zacharski

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12—12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Portfolio Investments

Praxis Intermediate Income Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
ASSET BACKED SECURITIES—5.1%
Ally Auto Receivables Trust, 0.97%, 8/17/15	$1,531,278	$1,535,395
Ally Auto Receivables Trust, 1.11%, 1/15/15	597,103	598,034
AmeriCredit Automobile Receivables Trust, 0.92%, 3/09/15	295,301	295,541
Bank of America Auto Trust, 1.94%, 6/15/17	2,337,928	2,353,101
Bank of America Auto Trust, 2.18%, 2/15/17(a)	292,258	293,115
Bank of America Auto Trust, 2.67%, 12/15/16(a)	666,179	669,529
Beacon Container Finance LLC, 3.72%, 9/20/27(a)	476,538	496,689
Cabela’s Master Credit Card Trust, 0.80%, 6/17/19+(a)	1,000,000	1,008,328
CLI Funding LLC, 2.83%, 3/18/28(a)	1,000,000	1,000,696
Cronos Containers Program Ltd., 4.21%, 5/18/27(a)	916,667	945,410
Domino’s Pizza Master Issuer LLC, 5.22%, 1/25/42(a)	985,000	1,105,404
Fairway Outdoor Funding LLC, 4.21%, 10/15/42(a)	495,181	520,633
Ford Credit Auto Owner Trust, 0.97%, 1/15/15	149,889	150,135
Ford Credit Auto Owner Trust, 4.43%, 11/15/14	164,656	166,174
Global SC Finance SRL, 4.11%, 7/19/27(a)	933,333	967,573
GTP Acquisition Partners I LLC, 4.35%, 6/15/16(a)	800,000	849,424
Hyundai Auto Receivables Trust, 1.65%, 2/15/17	1,000,000	1,017,006
Hyundai Auto Receivables Trust, 3.15%, 3/15/16	743,219	751,940
Nissan Auto Receivables Owner Trust, 0.54%, 10/15/14	1,536,491	1,537,348
SBA Tower Trust, 4.25%, 4/15/15(a)	750,000	793,602
Trip Rail Master Funding LLC, 2.70%, 7/15/41+(a)	800,185	822,408

TOTAL ASSET BACKED SECURITIES		17,877,485

COMMERCIAL MORTGAGE BACKED SECURITIES—4.5%
Bear Stearns Commercial Mortgage Securities, 4.67%, 6/11/41	1,000,000	1,068,425
Bear Stearns Commercial Mortgage Securities, 4.83%, 7/11/42	379,516	383,640
Bear Stearns Commercial Mortgage Securities, 4.95%, 2/11/41	17,973	18,114
Bear Stearns Commercial Mortgage Securities, 5.12%, 2/11/41+	1,000,000	1,067,930

	PRINCIPAL AMOUNT	FAIR VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES—4.5%, continued
Bear Stearns Commercial Mortgage Securities, 5.54%, 9/11/41	$2,000,000	$2,256,424
Bear Stearns Commercial Mortgage Securities, 5.61%, 6/11/50	296,780	302,398
Bear Stearns Commercial Mortgage Securities, 5.74%, 9/11/42+	1,000,000	1,170,380
Commercial Mortgage Pass Through Certificates, 2.85%, 10/15/45	1,000,000	1,007,303
Commercial Mortgage Pass Through Certificates, 3.39%, 5/15/45	1,000,000	1,057,354
DBUBS Mortgage Trust, 3.74%, 11/10/46(a)	715,951	768,224
JPMorgan Chase Commercial Mortgage Securities Corp., 4.63%, 3/15/46	75,688	76,367
JPMorgan Chase Commercial Mortgage Securities Corp., 4.90%, 10/15/42	504,822	504,604
JPMorgan Chase Commercial Mortgage Securities Corp., 4.92%, 10/15/42+	1,000,000	1,070,278
JPMorgan Chase Commercial Mortgage Securities Corp., 5.13%, 5/15/47	368,857	387,288
JPMorgan Chase Commercial Mortgage Securities Corp., 5.40%, 5/15/45	2,000,000	2,262,070
Morgan Stanley Capital I, Inc., 3.88%, 9/15/47(a)	1,000,000	1,076,172
Morgan Stanley Capital I, Inc., 5.01%, 1/14/42	39,738	39,740
Morgan Stanley Capital I, Inc., 5.64%, 10/15/42+	108,750	109,485
Morgan Stanley Capital I, Inc., 5.82%, 8/12/41+	1,000,000	1,141,514
Wachovia Bank Commercial Mortgage Trust, 5.04%, 3/15/42	209,508	211,040

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES		15,978,750

FOREIGN BONDS—0.9%
Arab Republic of Egypt, 4.45%, 9/15/15	2,000,000	2,194,908
Province of Ontario, Canada, 4.10%, 6/16/14	1,000,000	1,044,896

TOTAL FOREIGN BONDS		3,239,804

MUNICIPAL BONDS—2.9%
Cincinnati Ohio Water System Rev., 6.46%, 12/01/34	600,000	696,654

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
MUNICIPAL BONDS—2.9%, continued
City of Indianapolis IN, 0.63%, 7/01/14	$1,000,000	$1,000,260
City of Lancaster PA (CIFG), 5.59%, 11/15/34	1,000,000	1,053,000
Columbus Multi-High School Building Corp. Rev., 6.45%, 1/15/30	1,000,000	1,111,590
Fort Wayne International Airport Air Trade Center Building Corp., 4.25%, 7/15/16	500,000	530,545
Houston Independent School District, 6.17%, 2/15/34	1,000,000	1,188,950
Indianapolis Public School Multi-School Building, 5.73%, 7/15/29	1,500,000	1,714,800
LL&P Wind Energy, Inc. (XLCA), 5.73%, 12/01/17(a)	1,000,000	1,027,390
Warm Springs Reservation Confederated Tribe, 8.25%, 11/01/19	750,000	890,887
Wisconsin Department of Transportation, 5.84%, 7/01/30	800,000	910,424

TOTAL MUNICIPAL BONDS		10,124,500

CORPORATE BONDS—37.8%
ADVERTISING—0.6%
Interpublic Group of Cos., Inc., 10.00%, 7/15/17	750,000	804,375
Omnicom Group, Inc., 6.25%, 7/15/19	1,000,000	1,206,741

		2,011,116

AUTO COMPONENTS—0.6%
BorgWarner, Inc., 5.75%, 11/01/16	1,000,000	1,140,587
Delphi Corp., 5.00%, 2/15/23	250,000	264,375
Delphi Corp., 6.13%, 5/15/21	150,000	165,000
TRW Automotive, Inc., 4.50%, 3/01/21(a)	500,000	507,500

		2,077,462

BROADCASTING & CABLE TV—0.3%
Comcast Corp., 5.15%, 3/01/20	1,000,000	1,184,708

BUILDING PRODUCTS—0.5%
Masco Corp., 6.13%, 10/03/16	500,000	558,352
Owens Corning, 4.20%, 12/15/22	960,000	981,837
Owens Corning, 6.50%, 12/01/16	163,000	183,513

		1,723,702

CAPITAL MARKETS—0.4%
Raymond James Financial, Inc., 8.60%, 8/15/19	1,000,000	1,287,754

COMMERCIAL BANKS—1.1%
JPMorgan Chase Bank NA, 5.88%, 6/13/16	700,000	792,250
Manufacturers & Traders Trust Co., 6.63%, 12/04/17	600,000	727,729
State Street Corp., 7.35%, 6/15/26	1,000,000	1,392,594
Wells Fargo & Co., 3.50%, 3/08/22	887,000	932,235

		3,844,808

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—37.8%, continued
COMMERCIAL SERVICES & SUPPLIES—0.6%
GATX Corp., 9.00%, 11/15/13	$897,601	$940,611
TTX Co., 4.90%, 3/01/15(a)	1,000,000	1,046,865

		1,987,476

COMPUTERS & PERIPHERALS—0.1%
Hewlett-Packard Co., 3.30%, 12/09/16	500,000	520,717

CONSTRUCTION MATERIALS—0.3%
Martin Marietta Materials, Inc., 6.60%, 4/15/18	1,000,000	1,135,000

CONSUMER FINANCE—0.6%
Ford Motor Credit Co. LLC, 4.25%, 2/03/17	500,000	535,091
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	1,000,000	1,103,441
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17(a)	500,000	516,404

		2,154,936

CONTAINERS & PACKAGING—0.2%
Bemis Co., Inc., 5.65%, 8/01/14	500,000	530,541

DIVERSIFIED FINANCIAL SERVICES—2.7%
Bank of America Corp., 5.65%, 5/01/18	1,250,000	1,446,009
Citigroup, Inc., 4.45%, 1/10/17	500,000	550,468
Citigroup, Inc., 6.13%, 11/21/17	1,000,000	1,182,371
ERAC USA Finance LLC, 5.90%, 11/15/15(a)	1,000,000	1,120,811
General Electric Capital Corp., 6.15%, 8/07/37	1,000,000	1,207,222
Goldman Sachs Group, Inc., 6.15%, 4/01/18	500,000	589,184
JPMorgan Chase & Co., 4.63%, 5/10/21	500,000	558,847
Morgan Stanley, 5.63%, 9/23/19	1,500,000	1,724,820
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	780,000	1,138,345

		9,518,077

ELECTRIC UTILITIES—3.4%
CMS Energy Corp., 4.25%, 9/30/15	600,000	644,084
Consumers Energy Co., 6.70%, 9/15/19	625,000	806,076
ITC Holdings Corp., 5.50%, 1/15/20(a)	500,000	577,542
MidAmerican Energy Co., 6.75%, 12/30/31	1,500,000	2,013,891
Oncor Electric Delivery Co. LLC, 6.80%, 9/01/18	750,000	933,524
Pennsylvania Electric Co., 5.20%, 4/01/20	500,000	570,326
Portland General Electric Co., 6.10%, 4/15/19	1,100,000	1,372,481
Potomac Edison Co., 5.13%, 8/15/15	1,000,000	1,090,171

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—37.8%, continued
ELECTRIC UTILITIES—3.4%, continued
Potomac Electric Power Co., 6.50%, 11/15/37	$1,000,000	$1,369,764
Puget Sound Energy, Inc., 6.74%, 6/15/18	1,000,000	1,243,918
TransAlta Corp., 4.75%, 1/15/15	500,000	527,676
TransAlta Corp., 6.65%, 5/15/18	500,000	585,819

		11,735,272

ELECTRICAL EQUIPMENT—0.2%
Thomas & Betts Corp., 5.63%, 11/15/21	500,000	604,098

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.0%**
Arrow Electronics, Inc., 3.00%, 3/01/18	165,000	166,462

FOOD PRODUCTS—0.5%
Bunge Ltd. Finance Corp., 3.20%, 6/15/17	1,000,000	1,034,392
ConAgra Foods, Inc., 4.95%, 8/15/20(a)	500,000	572,552

		1,606,944

FOOD-RETAIL—0.2%
Koninklijke Ahold NV, 7.82%, 1/02/20	737,453	840,697

GAS UTILITIES—0.6%
Indiana Gas Co., Inc., 6.55%, 6/30/28	250,000	310,536
Michigan Consolidated Gas Co., 8.25%, 5/01/14	1,000,000	1,075,863
National Fuel Gas Co., 6.50%, 4/15/18	500,000	599,663

		1,986,062

HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
DENTSPLY International, Inc., 2.75%, 8/15/16	570,000	591,890
Mead Johnson Nutrition Co., 3.50%, 11/01/14	500,000	519,148
Zimmer Holdings, Inc., 4.63%, 11/30/19	500,000	569,553

		1,680,591

HEALTH CARE PROVIDERS & SERVICES—0.6%
Howard Hughes Medical Institute, 3.45%, 9/01/14	843,000	882,688
Laboratory Corp of America Holdings, 3.13%, 5/15/16	500,000	526,930
McKesson Corp., 6.00%, 3/01/41	474,000	610,658

		2,020,276

HOTELS, RESTAURANTS & LEISURE—0.5%
Darden Restaurants, Inc., 3.35%, 11/01/22	1,000,000	951,049
Hyatt Hotels Corp., 5.75%, 8/15/15(a)	750,000	814,748

		1,765,797

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—37.8%, continued
HOUSEHOLD DURABLES—0.2%
Snap-On, Inc., 4.25%, 1/15/18	$500,000	$551,423

HOUSEHOLD PRODUCTS—0.2%
Church & Dwight Co., Inc., 3.35%, 12/15/15	500,000	528,250

INDUSTRIAL CONGLOMERATES—1.1%
Cargill, Inc., 7.50%, 9/01/26(a)	1,250,000	1,793,345
Cooper U.S., Inc., 5.45%, 4/01/15	1,000,000	1,088,779
Harsco Corp., 5.75%, 5/15/18	750,000	832,288

		3,714,412

INDUSTRIAL MACHINERY—0.3%
Valmont Industries, Inc., 6.63%, 4/20/20	1,000,000	1,184,123

INSURANCE—0.6%
Markel Corp., 3.63%, 3/30/23	250,000	250,949
Montpelier Re Holdings Ltd., 4.70%, 10/15/22	250,000	256,588
OneBeacon US Holdings Inc, 4.60%, 11/09/22	1,000,000	1,046,675
Prudential Financial, Inc., 5.87%, 9/15/42+	500,000	532,500

		2,086,712

INSURANCE BROKERS—0.3%
Willis North America, Inc., 5.63%, 7/15/15	1,000,000	1,084,551

INTEGRATED TELECOMMUNICATION SERVICES—0.8%
Frontier Communications Corp., 7.13%, 3/15/19	750,000	810,000
GTE Corp., 6.84%, 4/15/18	1,000,000	1,235,780
Verizon Communications, Inc., 6.00%, 4/01/41	500,000	581,602

		2,627,382

INTERNET & CATALOG RETAIL—0.1%
QVC, Inc., 7.13%, 4/15/17(a)	500,000	517,815

IT SERVICES—1.3%
Dun & Bradstreet Corp., 2.88%, 11/15/15	250,000	258,486
Dun & Bradstreet Corp., 4.38%, 12/01/22	1,000,000	1,016,671
Equifax, Inc., 4.45%, 12/01/14	1,110,000	1,168,650
Moody’s Corp., 5.50%, 9/01/20	1,000,000	1,092,064
Verisk Analytics, Inc., 5.80%, 5/01/21	960,000	1,107,668

		4,643,539

LIFE & HEALTH INSURANCE—0.2%
Americo Life, Inc., 7.88%, 5/01/13(a)	750,000	754,172

MACHINERY—0.4%
Kennametal, Inc., 2.65%, 11/01/19	955,000	954,703
Pall Corp., 5.00%, 6/15/20	500,000	559,526

		1,514,229

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—37.8%, continued
MEDIA—0.1%
Time Warner Cable, Inc., 4.50%, 9/15/42	$500,000	$454,513

METALS & MINING—0.9%
Carpenter Technology Corp., 4.45%, 3/01/23	480,000	492,941
Carpenter Technology Corp., 6.63%, 5/15/13	500,000	502,095
Newcrest Finance Pty Ltd., 4.45%, 11/15/21(a)	1,000,000	1,054,190
Teck Resources Ltd., 3.00%, 3/01/19	500,000	512,129
Xstrata Finance Canada Ltd., 3.60%, 1/15/17(a)	500,000	525,940

		3,087,295

MULTI-LINE INSURANCE—1.0%
American International Group, Inc., 3.80%, 3/22/17	1,000,000	1,082,075
Horace Mann Educators Corp., 6.85%, 4/15/16	750,000	830,724
Kemper Corp., 6.00%, 11/30/15	800,000	875,964
Liberty Mutual Group, Inc., 4.95%, 5/01/22(a)	800,000	877,199

		3,665,962

MULTILINE RETAIL—0.9%
Dollar General Corp., 4.13%, 7/15/17	500,000	536,875
J.C. Penney Co., Inc., 5.75%, 2/15/18	250,000	212,500
Macy’s Retail Holdings, Inc., 9.50%, 4/15/21	765,000	942,319
Wal-Mart Stores, Inc., 7.55%, 2/15/30	1,000,000	1,447,962

		3,139,656

MULTI-UTILITIES—0.2%
Puget Energy, Inc., 5.63%, 7/15/22	750,000	826,144

OFFICE SERVICES & SUPPLIES—0.2%
Steelcase, Inc., 6.38%, 2/15/21	500,000	552,797

OIL, GAS & CONSUMABLE FUELS—1.3%
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,000,000	1,350,944
Denbury Resources, Inc., 4.63%, 7/15/23	600,000	579,000
Merey Sweeny LP, 8.85%, 12/18/19(a)	633,672	737,484
Newfield Exploration Co., 7.13%, 5/15/18	500,000	520,625
Pioneer Natural Resources Co., 5.88%, 7/15/16	500,000	565,447
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.83%, 9/30/16(a)	646,400	695,850

		4,449,350

PAPER & FOREST PRODUCTS—0.4%
Domtar Corp., 9.50%, 8/01/16	702,000	836,726

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—37.8%, continued
PAPER & FOREST PRODUCTS—0.4%, continued
PH Glatfelter Co., 5.38%, 10/15/20	$500,000	$523,750

		1,360,476

PHARMACEUTICALS—0.1%
AbbVie, Inc., 2.00%, 11/06/18(a)	500,000	505,960

PIPELINES—1.0%
Enbridge Energy Partners LP, 5.20%, 3/15/20	500,000	563,557
Florida Gas Transmission Co. LLC, 4.00%, 7/15/15(a)	1,000,000	1,060,628
Kern River Funding Corp., 6.68%, 7/31/16(a)	652,941	729,026
Texas Gas Transmission LLC, 4.60%, 6/01/15	1,000,000	1,072,393

		3,425,604

PROPERTY & CASUALTY INSURANCE—1.0%
21st Century Insurance Group, 5.90%, 12/15/13	973,000	1,002,800
Fidelity National Financial, Inc., 5.50%, 9/01/22	725,000	823,018
Progressive Corp., 6.70%, 6/15/37+	500,000	552,500
W.R.Berkley Corp., 4.63%, 3/15/22	250,000	271,267
W.R.Berkley Corp., 6.15%, 8/15/19	710,000	820,677

		3,470,262

PUBLISHING—0.2%
Washington Post Co., 7.25%, 2/01/19	575,000	683,709

REAL ESTATE INVESTMENT TRUSTS (REITS)—2.0%
Boston Properties LP, 3.85%, 2/01/23	1,000,000	1,056,719
ERP Operating LP, 7.13%, 10/15/17	1,104,000	1,321,278
Federal Realty Investment Trust, 5.65%, 6/01/16	625,000	704,689
Health Care REIT, Inc., 4.70%, 9/15/17	718,000	804,857
National Retail Properties, Inc., 3.80%, 10/15/22	250,000	255,725
Pan Pacific Retail Properties, Inc., 5.95%, 6/01/14	1,000,000	1,059,437
PPF Funding, Inc., 5.13%, 6/01/15(a)	750,000	791,207
ProLogis LP, 6.13%, 12/01/16	1,000,000	1,150,473

		7,144,385

ROAD & RAIL—1.4%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	1,000,000	1,198,031
Burlington Northern Santa Fe LLC, 7.16%, 1/02/20	931,513	1,089,030
CSX Transportation, Inc., 8.38%, 10/15/14	419,739	463,196
Kansas City Southern de Mexico SA de CV, 6.63%, 12/15/20	915,000	1,038,525

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—37.8%, continued
ROAD & RAIL—1.4%, continued
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.75%, 5/11/17(a)	$1,000,000	$1,071,287

		4,860,069

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.7%
Applied Materials, Inc., 7.13%, 10/15/17	500,000	620,207
KLA-Tencor Corp., 6.90%, 5/01/18	1,000,000	1,198,806
Maxim Integrated Products, Inc., 3.38%, 3/15/23	500,000	503,555

		2,322,568

SOFT DRINKS—0.3%
Bottling Group LLC, 5.13%, 1/15/19	1,000,000	1,181,520

SOFTWARE—0.1%
Symantec Corp., 2.75%, 6/15/17	500,000	515,646

SPECIALTY RETAIL—0.7%
Advance Auto Parts, Inc., 4.50%, 1/15/22	402,000	413,212
Ethan Allen Global, Inc., 5.38%, 10/01/15	500,000	520,000
O’Reilly Automotive, Inc., 3.80%, 9/01/22	1,000,000	1,036,934
Staples, Inc., 2.75%, 1/12/18	580,000	586,251

		2,556,397

SUPRANATIONAL—2.4%
Corporation Andina de Fomento, 5.20%, 5/21/13	1,000,000	1,005,109
Inter-American Development Bank, 3.50%, 7/08/13	1,000,000	1,008,619
International Bank for Reconstruction & Development, 2.00%, 12/04/13	2,000,000	2,022,098
International Finance Corp., 0.50%, 5/16/16	3,250,000	3,249,590
International Finance Corp., 2.25%, 4/28/14	1,000,000	1,020,070

		8,305,486

TECHNOLOGY DISTRIBUTORS—0.1%
Arrow Electronics, Inc., 3.38%, 11/01/15	500,000	519,154

TEXTILES, APPAREL & LUXURY GOODS—0.2%
Hanesbrands, Inc., 6.38%, 12/15/20	545,000	593,369

TRANSPORTATION SERVICES—0.2%
Golden State Petroleum Transport Corp., 8.04%, 2/01/19	689,221	587,558

TRUCK MANUFACTURERS—0.2%
PACCAR, Inc., 6.88%, 2/15/14	760,000	801,697

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—37.8%, continued
TRUCKING—0.3%
JB Hunt Transport Services, Inc., 3.38%, 9/15/15	$1,000,000	$1,038,896

UTILITIES—1.6%
FPL Energy American Wind LLC, 6.64%, 6/20/23(a)	336,574	323,964
FPL Energy National Wind LLC, 5.61%, 3/10/24(a)	111,022	105,775
Harper Lake Solar Funding Corp., 7.65%, 12/31/18(a)	698,134	754,745
Kiowa Power Partners LLC, 4.81%, 12/30/13(a)	412,974	416,161
LS Power Funding Corp., 8.08%, 12/30/16	389,345	421,072
Midland Cogeneration Venture LP, 6.00%, 3/15/25(a)	641,178	668,942
Salton Sea Funding Corp., 7.48%, 11/30/18	727,423	763,777
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	789,144	832,185
Tenaska Virginia Partners LP, 6.12%, 3/30/24(a)	462,869	501,544
Topaz Solar Farms LLC, 5.75%, 9/30/39(a)	800,000	829,598

		5,617,763

WATER UTILITIES—0.3%
American Water Capital Corp., 6.09%, 10/15/17	1,000,000	1,194,152

TOTAL CORPORATE BONDS		132,449,492

CORPORATE NOTES—1.1%
COMMUNITY DEVELOPMENT—1.1%
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	1,340,000	1,341,178
Everence Community Investment, Inc., 1.50%, 12/15/13+(b)	1,107,500	1,112,235
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	1,227,500	1,234,675

TOTAL CORPORATE NOTES		3,688,088

U.S. GOVERNMENT AGENCIES—42.4%
FEDERAL FARM CREDIT BANK — 0.6%
4.88%, 12/16/15	2,000,000	2,241,148

FEDERAL HOME LOAN BANK — 3.6%
3.38%, 6/12/20	1,000,000	1,127,962
3.88%, 6/14/13	300,000	302,339
5.00%, 11/17/17	2,000,000	2,379,282

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCIES—42.4%, continued
FEDERAL HOME LOAN BANK — 3.6%, continued
5.50%, 7/15/36	$6,570,000	$8,799,077

		12,608,660

FEDERAL HOME LOAN MORTGAGE CORP. — 19.8%
1.25%, 10/02/19	960,000	953,221
2.36%, 5/01/34+	275,262	289,364
2.36%, 5/01/34+	163,593	171,974
2.38%, 1/13/22	960,000	999,167
2.50%, 10/01/27	1,955,740	2,028,719
3.00%, 11/01/32	1,967,972	2,054,727
3.00%, 11/01/32	2,949,398	3,079,417
3.50%, 10/01/41	1,780,467	1,874,614
3.50%, 2/01/42	2,473,974	2,604,792
3.50%, 6/01/42	2,658,774	2,806,010
3.50%, 6/01/42	2,651,251	2,798,071
3.50%, 8/01/42	2,992,676	3,158,403
3.75%, 3/27/19	3,020,000	3,462,436
4.00%, 11/01/24	1,890,301	2,008,426
4.00%, 10/01/25	796,987	847,040
4.00%, 10/01/41	1,891,553	2,010,583
4.00%, 2/01/42	1,153,928	1,226,542
4.50%, 6/01/18	332,506	354,053
4.50%, 10/01/35	1,032,246	1,106,235
4.50%, 6/01/39	1,328,003	1,420,701
4.50%, 7/01/39	1,475,751	1,578,762
4.50%, 11/01/39	1,549,652	1,657,820
4.50%, 9/01/40	1,922,408	2,057,798
4.50%, 5/01/41	3,814,997	4,089,041
4.88%, 6/13/18	7,200,000	8,619,566
5.00%, 4/01/19	215,407	231,191
5.00%, 12/01/21	440,448	472,170
5.00%, 2/15/32	110,132	110,853
5.00%, 7/01/35	513,730	554,486
5.00%, 3/01/38	1,776,649	1,914,012
5.00%, 6/01/39	2,333,015	2,509,352
5.00%, 9/01/41	2,099,921	2,309,851
5.50%, 7/18/16	3,500,000	4,071,546
5.50%, 4/01/22	254,742	273,965
5.50%, 11/01/33	206,120	225,041
5.50%, 3/01/36	278,902	303,807
5.50%, 6/01/36	445,550	483,804
5.50%, 12/01/36	444,851	483,044
6.00%, 9/01/17	203,946	220,105
6.00%, 4/01/27	535,727	585,908
6.00%, 6/01/36	337,027	372,894
6.00%, 8/01/37	267,007	291,934
7.00%, 2/01/30	163,910	194,834
7.00%, 3/01/31	147,727	174,781
7.50%, 7/01/30	336,740	408,106

		69,449,166

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 17.6%
1.13%, 4/27/17	2,000,000	2,036,500
1.63%, 10/26/15	3,600,000	3,712,266
1.95%, 2/01/34+	185,713	186,045

	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCIES—42.4%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 17.6%, continued
2.19%, 1/01/23	$2,500,000	$2,490,116
2.34%, 5/01/34+	211,438	224,793
2.65%, 6/01/33+	82,402	83,856
2.85%, 5/01/37+	395,005	422,133
3.00%, 12/01/32	2,953,179	3,088,902
3.00%, 6/01/42	3,151,765	3,253,401
3.00%, 8/01/42	2,838,738	2,930,279
3.00%, 8/01/42	2,817,923	2,908,794
3.50%, 7/01/20	1,091,190	1,157,157
3.50%, 10/01/25	673,814	714,549
3.50%, 2/01/41	2,088,309	2,206,560
4.00%, 3/01/26	2,360,362	2,526,937
4.00%, 1/01/41	1,689,508	1,802,019
4.00%, 10/01/41	1,573,566	1,678,847
4.00%, 11/01/41	1,459,348	1,556,988
4.00%, 12/01/41	1,958,433	2,089,465
4.38%, 10/15/15	4,700,000	5,171,983
4.50%, 9/01/40	1,299,901	1,402,434
4.50%, 10/01/40	1,342,549	1,452,364
5.00%, 4/15/15	5,500,000	6,023,187
5.00%, 2/13/17	1,800,000	2,102,551
5.00%, 7/01/18	214,219	230,145
5.00%, 9/01/18	334,181	361,474
5.00%, 4/01/25	427,823	470,187
5.00%, 7/01/25	350,012	383,795
5.00%, 10/01/25	443,806	486,643
5.00%, 10/01/35	658,935	715,535
5.50%, 6/01/22	361,991	396,377
5.50%, 11/01/25	134	147
5.50%, 2/01/34	233,895	257,531
5.50%, 1/01/35	441,603	487,194
5.50%, 10/01/35	721,815	791,824
5.50%, 6/01/36	213,463	233,100
5.50%, 11/01/36	453,704	495,440
5.63%, 7/15/37	2,400,000	3,334,318
6.00%, 10/01/33	149,706	168,483
6.00%, 11/01/34	554,564	624,141
6.00%, 10/01/35	326,208	363,759
6.00%, 6/01/36	280,427	307,888
7.00%, 7/01/15	1,353	1,356
7.00%, 11/01/19	20,608	22,527
7.00%, 11/01/19	32,212	35,102
8.50%, 9/01/26	152,925	177,746

		61,566,838

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.2%
1.63%, 1/20/34+	117,831	122,807
5.50%, 10/20/38	206,066	217,341
6.50%, 11/20/38	57,623	62,053
6.75%, 4/15/16	26,037	28,181
7.00%, 12/20/30	50,221	60,307
7.00%, 10/20/31	36,554	43,440
7.00%, 3/20/32	113,675	137,217

		671,346

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT/ SHARES	VALUE
U.S. GOVERNMENT AGENCIES—42.4%, continued
SMALL BUSINESS ADMINISTRATION — 0.2%
0.60%, 2/25/32+	$465,260	$464,479
1.00%, 9/25/18+	25,823	25,970

		490,449

U.S. DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT — 0.4%
1.80%, 8/01/14	1,440,000	1,470,044

TOTAL U.S. GOVERNMENT AGENCIES		148,497,651

INVESTMENT COMPANY—1.2%
MUTUAL FUND—1.2%
Pax World High Yield Bond Fund, Individual Investor Class	530,984	4,014,237

SHORT TERM INVESTMENT—3.1%
INVESTMENT COMPANY—3.1%
JPMorgan U.S. Government Money Market Fund, Premier Shares	10,858,152	10,858,152

TOTAL INVESTMENTS (Cost* $328,774,020)—99.0%		$346,728,159
Other assets in excess of liabilities — 1.0%		3,537,352

NET ASSETS—100%		$350,265,511

+	Variable rate security. Rates presented are the rates in effect at March 31, 2013.
(a)	144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At March 31, 2013, these securities were valued at $33,048,036 or 9.4% of net assets.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by management and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Principal Amount	Acquisition Date
Everence Community Investment, Inc.	1.00%	$1,340,000	12/2009
Everence Community Investment, Inc.	1.50%	1,107,500	12/2009
Everence Community Investment, Inc.	1.50%	1,227,500	12/2009

At March 31, 2013, these securities had an aggregate market value of $3,688,088, representing 1.1% of net assets.

*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

CIFG	—	CDC IXIS Financial Guaranty

Rev.	—	Revenue

XLCA	—	XL Capital Assurance, Inc.

REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis International Index Fund

March 31, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%
AUSTRALIA—6.1%
BANKS—0.1%
Commonwealth Bank of Australia	2,579	$182,615

BIOTECHNOLOGY—0.2%
CSL Ltd.	2,979	183,707
CSL Ltd.- ADR	5,078	158,027

		341,734

CAPITAL MARKETS—0.1%
Macquarie Group Ltd.	463	17,908
Macquarie Group Ltd.- ADR	2,911	112,714

		130,622

CHEMICALS—0.3%
Orica Ltd.	19,480	495,885

COMMERCIAL BANKS—2.3%
Australia & New Zealand Banking Group Ltd.	6,107	181,402
Australia & New Zealand Banking Group Ltd.- ADR	28,546	855,524
National Australia Bank Ltd.	3,581	114,983
National Australia Bank Ltd.- ADR	23,039	747,616
Westpac Banking Corp.	4,051	129,736
Westpac Banking Corp.- ADR	8,201	1,320,853

		3,350,114

CONTAINERS & PACKAGING—0.1%
Amcor Ltd.	3,344	32,309
Amcor Ltd.- ADR	3,211	124,073

		156,382

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Telstra Corp. Ltd.	8,647	40,603
Telstra Corp. Ltd.- ADR	12,255	288,850

		329,453

INSURANCE—0.4%
Suncorp Group Ltd.	46,152	567,965

METALS & MINING—1.6%
Alumina Ltd.- ADR (a)	41,858	192,965
BHP Billiton Ltd.- ADR	26,606	1,820,649
Newcrest Mining Ltd.- ADR	12,350	259,350

		2,272,964

OIL, GAS & CONSUMABLE FUELS—0.6%
Origin Energy Ltd.	43,674	603,857
Woodside Petroleum Ltd.	2,190	81,674
Woodside Petroleum Ltd.- ADR	5,045	189,188

		874,719

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.2%
Shopping Centres Australasia Property Group REIT (a)	4,483	7,725
Westfield Group REIT	20,433	230,821

		238,546

		8,940,999

AUSTRIA—0.1%
COMMERCIAL BANKS—0.1%
Erste Group Bank AG (a)	757	21,086
Erste Group Bank AG- ADR (a)	12,078	168,971

		190,057

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
BELGIUM—0.2%
FOOD & STAPLES RETAILING—0.2%
Delhaize Group SA	1,156	$63,059
Delhaize Group SA- ADR	5,575	304,339

		367,398

BRAZIL—3.0%
BANKS—0.4%
Banco Bradesco SA- ADR	32,232	548,592

CHEMICALS—0.1%
Braskem SA- ADR	7,600	102,904

COMMERCIAL BANKS—0.4%
Banco do Brasil SA- ADR	13,123	179,522
Itau Unibanco Holding SA- ADR	26,511	471,896

		651,418

ELECTRIC UTILITIES—0.4%
Cia Energetica de Minas Gerais- ADR	12,869	152,497
Cia Paranaense de Energia- ADR	9,827	152,024
CPFL Energia SA- ADR	11,003	230,403

		534,924

FOOD & STAPLES RETAILING—0.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar- ADR	5,510	293,573

FOOD PRODUCTS—0.3%
BRF - Brasil Foods SA- ADR	16,910	373,880

METALS & MINING—0.5%
Cia Siderurgica Nacional SA- ADR	1,444	6,469
Gerdau SA- ADR	26,820	206,782
Vale SA- ADR	33,348	576,587

		789,838

OIL, GAS & CONSUMABLE FUELS—0.4%
Petroleo Brasileiro SA- ADR	23,635	391,632
Ultrapar Participacoes SA- ADR	8,434	214,055

		605,687

WATER UTILITIES—0.3%
Cia de Saneamento Basico do Estado de Sao Paulo- ADR (a)	8,990	429,093

		4,329,909

CANADA—7.3%
AUTO COMPONENTS—0.2%
Magna International, Inc.	5,214	306,062

CHEMICALS—0.7%
Agrium, Inc.	3,522	343,395
Methanex Corp.	7,953	323,130
Potash Corp of Saskatchewan, Inc.	8,450	331,663

		998,188

COMMERCIAL BANKS—1.8%
Bank of Montreal	6,210	390,920
Bank of Nova Scotia	9,657	562,713
Canadian Imperial Bank of Commerce	4,401	345,170
Royal Bank of Canada	11,236	677,531

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
CANADA—7.3%, continued
COMMERCIAL BANKS—1.8%, continued
Toronto-Dominion Bank	8,325	$693,223

		2,669,557

COMMERCIAL SERVICES & SUPPLIES—0.0%**
Progressive Waste Solutions Ltd.	790	16,708

HOTELS, RESTAURANTS & LEISURE—0.3%
Tim Hortons, Inc.	7,031	381,924

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.1%
TransAlta Corp.	13,511	196,990

INSURANCE—0.3%
Manulife Financial Corp.	15,668	230,633
Sun Life Financial, Inc.	6,499	177,358

		407,991

MATERIALS—0.1%
Agnico-Eagle Mines Ltd.	2,421	99,358

MEDIA—0.2%
Shaw Communications, Inc., Class B	12,036	297,530

METALS & MINING—0.5%
Barrick Gold Corp.	8,023	235,876
Eldorado Gold Corp.	6,382	60,820
Kinross Gold Corp.	9,733	77,183
Taseko Mines Ltd. (a)	32,865	91,036
Teck Resources Ltd., Class B	10,555	297,229

		762,144

OIL, GAS & CONSUMABLE FUELS—1.9%
Advantage Oil & Gas Ltd. (a)	18,950	69,547
Canadian Natural Resources Ltd.	15,131	486,159
Cenovus Energy, Inc.	10,584	327,998
Enbridge, Inc.	16,308	758,974
Encana Corp.	15,181	295,422
Penn West Petroleum Ltd.	14,713	158,312
Suncor Energy, Inc.	16,176	485,442
Talisman Energy, Inc.	19,045	233,301

		2,815,155

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
Brookfield Asset Management, Inc., Class A	11,557	421,715

ROAD & RAIL—0.9%
Canadian National Railway Co.	6,105	612,331
Canadian Pacific Railway Ltd.	5,165	673,878

		1,286,209

		10,659,531

CHILE—0.8%
AIRLINES—0.1%
Latam Airlines Group SA- ADR	7,812	169,833

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
CHILE—0.8%, continued
BEVERAGES—0.3%
Embotelladora Andina SA, Class B- ADR	11,040	$441,600

CHEMICALS—0.3%
Sociedad Quimica y Minera de Chile SA- ADR	8,560	474,652

COMMERCIAL BANKS—0.1%
Corpbanca- ADR	3,709	77,555

		1,163,640

CHINA—2.7%
AIRLINES—0.2%
China Eastern Airlines Corp. Ltd.- ADR (a)	2,802	60,747
China Southern Airlines Co. Ltd.- ADR	5,546	158,838

		219,585

CHEMICALS—0.1%
Sinopec Shanghai Petrochemical Co. Ltd.- ADR	4,694	205,644

COMMERCIAL BANKS—0.7%
China Construction Bank Corp.- ADR	61,255	996,619

COMPUTERS & PERIPHERALS—0.1%
Lenovo Group Ltd.- ADR	7,065	142,006

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
China Telecom Corp. Ltd.- ADR	6,115	310,887

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.3%
Huaneng Power International, Inc.- ADR	9,631	406,813

INSURANCE—0.5%
China Life Insurance Co. Ltd.- ADR	17,077	673,175

INTERNET SOFTWARE & SERVICES—0.5%
Tencent Holdings Ltd.- ADR	23,026	735,681

MULTI-LINE INSURANCE—0.0%**
Ping An Insurance Group Co. of China Ltd.- ADR	2,056	32,567

ROAD & RAIL—0.1%
Guangshen Railway Co. Ltd.- ADR	8,797	212,536

		3,935,513

COLOMBIA—0.7%
COMMERCIAL BANKS—0.3%
BanColombia SA- ADR	8,163	516,310

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
COLOMBIA—0.7%, continued
OIL, GAS & CONSUMABLE FUELS—0.4%
Ecopetrol SA- ADR	9,871	$538,167

		1,054,477

DENMARK—0.7%
COMMERCIAL BANKS—0.1%
Danske Bank A/S (a)	3,457	61,813
Danske Bank A/S- ADR (a)	6,614	59,394

		121,207

PHARMACEUTICALS—0.6%
Novo Nordisk A/S- ADR	5,702	920,873

		1,042,080

FINLAND—0.2%
COMMUNICATIONS EQUIPMENT—0.1%
Nokia OYJ- ADR	39,805	130,560

PAPER & FOREST PRODUCTS—0.1%
Stora Enso OYJ- ADR	32,308	208,387

		338,947

FRANCE—5.8%
AUTO COMPONENTS—0.4%
Cie Generale des Etablissements Michelin- ADR	24,810	414,079
Cie Generale des Etablissements Michelin, Class B	1,074	89,830
Valeo SA- ADR	4,352	118,157

		622,066

CAPITAL GOODS—0.3%
Cie de Saint-Gobain	11,742	435,289

COMMERCIAL BANKS—0.6%
BNP Paribas SA- ADR	20,558	532,246
Credit Agricole SA (a)	5,199	42,825
Credit Agricole SA- ADR (a)	14,211	57,697
Societe Generale SA- ADR (a)	37,640	249,177

		881,945

CONSTRUCTION & ENGINEERING—0.2%
Bouygues SA	956	25,931
Vinci SA- ADR	24,094	271,780

		297,711

CONSTRUCTION MATERIALS—0.1%
Lafarge SA	430	28,568
Lafarge SA- ADR	6,876	114,142

		142,710

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
France Telecom SA- ADR	17,186	174,610
Vivendi SA	9,270	191,490

		366,100

ELECTRICAL EQUIPMENT—0.4%
Legrand SA	13,560	591,332

ENERGY EQUIPMENT & SERVICES—0.6%
Cie Generale de Geophysique - Veritas- ADR (a)	12,724	286,290

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
FRANCE—5.8%, continued
ENERGY EQUIPMENT & SERVICES—0.6%, continued
Technip SA- ADR	20,988	$538,552

		824,842

FOOD & STAPLES RETAILING—0.2%
Carrefour SA	1,523	41,690
Carrefour SA- ADR	49,035	265,770

		307,460

FOOD PRODUCTS—0.7%
Danone SA- ADR	70,005	982,170

HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
Cie Generale d’Optique Essilor International SA	4,503	500,736
Cie Generale d’Optique Essilor International SA- ADR	952	53,074

		553,810

INSURANCE—0.3%
AXA SA- ADR	23,140	399,165

MEDIA—0.2%
Publicis Groupe SA- ADR	20,596	347,043

MULTI-UTILITIES—0.3%
GDF Suez	2,524	48,595
GDF Suez- ADR	14,295	275,322
Veolia Environnement SA	3,865	48,741
Veolia Environnement SA- ADR	8,771	111,392

		484,050

PERSONAL PRODUCTS—0.6%
L’Oreal SA	382	60,572
L’Oreal SA- ADR	25,025	792,041

		852,613

SOFTWARE—0.2%
Dassault Systemes SA- ADR	3,112	360,836

		8,449,142

GERMANY—5.8%
AIR FREIGHT & LOGISTICS—0.2%
Deutsche Post AG	10,161	234,122

AIRLINES—0.1%
Deutsche Lufthansa AG- ADR	10,201	199,328

AUTOMOBILES—0.5%
Bayerische Motoren Werke AG- ADR	24,959	720,067

CAPITAL MARKETS—0.2%
Deutsche Bank AG	8,670	339,170

CHEMICALS—0.8%
BASF SE- ADR	13,580	1,192,324

DIVERSIFIED FINANCIALS—0.2%
Deutsche Boerse AG	2,890	175,021

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
GERMANY—5.8%, continued
DIVERSIFIED FINANCIALS—0.2%, continued
Deutsche Boerse AG- ADR	10,140	$61,347

		236,368

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Deutsche Telekom AG- ADR	26,454	279,883

HEALTH CARE PROVIDERS & SERVICES—0.4%
Fresenius Medical Care AG & Co. KGaA- ADR	16,994	575,417

INSURANCE—0.9%
Allianz SE- ADR	57,890	787,304
Muenchener Rueckversicherungs AG- ADR	13,940	261,654
Muenchener Rueckversicherungs Gesellschaft AG	1,682	314,571

		1,363,529

MULTI-UTILITIES—0.2%
RWE AG	651	24,263
RWE AG- ADR	5,585	209,437

		233,700

PHARMACEUTICALS—0.7%
Bayer AG- ADR	9,398	973,163

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.0%**
Infineon Technologies AG- ADR	10,403	82,808

SOFTWARE—0.7%
SAP AG- ADR	12,252	986,776

TEXTILES, APPAREL & LUXURY GOODS—0.5%
Adidas AG	1,323	137,265
Adidas AG- ADR	9,964	519,125
Puma SE	285	88,957

		745,347

TRUCKING—0.2%
Deutsche Post AG- ADR	12,430	288,500

		8,450,502

GREECE—0.1%
BEVERAGES—0.1%
Coca Cola Hellenic Bottling Co. SA- ADR (a)	3,760	100,618

HONG KONG—3.4%
COMMERCIAL BANKS—0.3%
BOC Hong Kong Holdings Ltd.	53,500	178,505
BOC Hong Kong Holdings Ltd.- ADR	1,754	117,851
Hang Seng Bank Ltd.	4,200	67,362

		363,718

DISTRIBUTORS—0.1%
Li & Fung Ltd.	122,000	168,166
Li & Fung Ltd.- ADR	12,287	33,421

		201,587

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
HONG KONG—3.4%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
China Unicom Hong Kong Ltd.- ADR	24,284	$327,348

INDUSTRIAL CONGLOMERATES—0.2%
Jardine Matheson Holdings Ltd.	751	48,890
Jardine Matheson Holdings Ltd.- ADR	3,618	236,617

		285,507

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.7%
Hang Lung Properties Ltd.	23,000	85,925
Henderson Land Development Co. Ltd.	8,000	54,724
Sun Hung Kai Properties Ltd.	11,000	148,225
Sun Hung Kai Properties Ltd.- ADR	22,014	298,510
Swire Pacific Ltd., Series A	6,500	82,856
Swire Pacific Ltd., Series A- ADR	32,051	410,573
Swire Properties Ltd.	4,550	16,148
Wharf Holdings Ltd.	150,000	1,337,190

		2,434,151

SPECIALTY RETAIL—0.0%**
Esprit Holdings Ltd.	2,500	3,008
Esprit Holdings Ltd.- ADR	4,499	10,843

		13,851

TELECOMMUNICATION SERVICES—0.9%
China Mobile Ltd.- ADR	24,320	1,292,122

		4,918,284

HUNGARY—0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Magyar Telekom Telecommunications plc- ADR	11,582	99,490

OIL, GAS & CONSUMABLE FUELS—0.0%**
MOL Hungarian Oil and Gas plc- ADR	796	28,028

		127,518

INDIA—1.7%
BANKS—0.4%
ICICI Bank Ltd.- ADR	11,355	487,130

COMMERCIAL BANKS—0.4%
HDFC Bank Ltd.- ADR	15,749	589,328

IT SERVICES—0.5%
Infosys Ltd.- ADR	6,157	331,924
Wipro Ltd.- ADR	38,830	392,183

		724,107

METALS & MINING—0.2%
Sterlite Industries India Ltd.- ADR	43,934	306,659

PHARMACEUTICALS—0.2%
Dr. Reddy’s Laboratories Ltd.- ADR	10,015	323,985

		2,431,209

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
INDONESIA—0.8%
COMMERCIAL BANKS—0.3%
PT Bank Mandiri- ADR	51,391	$529,327

DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
Telekomunikasi Indonesia Persero Tbk PT- ADR	12,286	553,853

MACHINERY—0.1%
United Tractors Tbk PT- ADR	3,369	126,843

		1,210,023

IRELAND—1.0%
BIOTECHNOLOGY—0.1%
Elan Corp. plc- ADR (a)	15,702	185,284

COMMERCIAL SERVICES & SUPPLIES—0.5%
Experian plc	3,191	55,274
Experian plc- ADR	37,268	645,854

		701,128

CONSTRUCTION MATERIALS—0.2%
CRH plc- ADR	14,317	316,263

PHARMACEUTICALS—0.2%
Shire plc- ADR	2,812	256,904

		1,459,579

ISRAEL—0.4%
PHARMACEUTICALS—0.3%
Teva Pharmaceutical Industries Ltd.- ADR	12,496	495,841

SOFTWARE—0.1%
Check Point Software Technologies Ltd. (a)	2,576	121,046

		616,887

ITALY—1.3%
BANKS—0.1%
UniCredit SpA (a)	41,823	178,524

COMMERCIAL BANKS—0.1%
Intesa Sanpaolo SpA	50,341	73,693
Intesa Sanpaolo SpA- ADR	5,976	52,887

		126,580

ELECTRIC UTILITIES—0.0%**
Enel SpA	9,543	31,145

INSURANCE—0.1%
Assicurazioni Generali SpA	13,928	216,743

OIL, GAS & CONSUMABLE FUELS—0.5%
ENI SpA- ADR	16,873	757,429

TEXTILES, APPAREL & LUXURY GOODS—0.3%
Luxottica Group SpA- ADR	8,604	432,695

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
ITALY—1.3%, continued
TRANSPORTATION INFRASTRUCTURE—0.2%
Atlantia SpA	13,863	$218,930

		1,962,046

JAPAN—14.8%
AUTO COMPONENTS—0.5%
Bridgestone Corp.	4,656	155,802
Bridgestone Corp.- ADR	4,051	270,202
Denso Corp.	5,900	249,137
Denso Corp.- ADR	6,048	128,459

		803,600

AUTOMOBILES—2.1%
Honda Motor Co. Ltd.- ADR	22,466	859,549
Nissan Motor Co. Ltd.- ADR	26,653	511,737
Toyota Motor Corp.- ADR	17,148	1,760,071

		3,131,357

BUILDING PRODUCTS—0.1%
Asahi Glass Co. Ltd.	3,000	20,747
Asahi Glass Co. Ltd.- ADR	21,219	146,623

		167,370

CAPITAL GOODS—0.2%
Makita Corp.	600	26,579
Makita Corp.- ADR	4,936	219,602

		246,181

CAPITAL MARKETS—0.6%
Daiwa Securities Group, Inc.	16,000	112,519
Daiwa Securities Group, Inc.- ADR	49,678	349,236
Nomura Holdings, Inc.- ADR	64,340	396,978

		858,733

CHEMICALS—0.5%
Nitto Denko Corp.	500	29,904
Nitto Denko Corp.- ADR	11,626	348,896
Shin-Etsu Chemical Co. Ltd.	2,000	131,938
Sumitomo Chemical Co. Ltd.	38,000	118,681
Toray Industries, Inc.	6,000	40,537

		669,956

COMMERCIAL BANKS—2.0%
Mitsubishi UFJ Financial Group, Inc.- ADR	188,606	1,131,636
Mizuho Financial Group, Inc.- ADR	132,028	563,760
Sumitomo Mitsui Financial Group, Inc.- ADR	135,650	1,106,904
Sumitomo Mitsui Trust Holdings, Inc.	2,980	14,087
Sumitomo Mitsui Trust Holdings, Inc.- ADR	9,732	45,468

		2,861,855

COMMERCIAL SERVICES & SUPPLIES—0.3%
Dai Nippon Printing Co. Ltd.	50,000	475,381
Dai Nippon Printing Co. Ltd.- ADR	37	350

		475,731

COMPUTERS & PERIPHERALS—0.0%**
Fujitsu Ltd.	2,000	8,307
Fujitsu Ltd.- ADR	1,240	25,784
Seiko Epson Corp.	600	5,800

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
JAPAN—14.8%, continued
COMPUTERS & PERIPHERALS—0.0%**, continued
Seiko Epson Corp.- ADR	5,156	$24,646

		64,537

CONSTRUCTION & ENGINEERING—0.3%
JGC Corp.	9,000	230,031
Obayashi Corp.	55,000	262,336

		492,367

DIVERSIFIED FINANCIAL SERVICES—0.3%
ORIX Corp.	2,300	29,222
ORIX Corp.- ADR	5,614	356,938

		386,160

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Nippon Telegraph & Telephone Corp.- ADR	11,150	242,401

ELECTRIC UTILITIES—0.1%
Chubu Electric Power Co., Inc.	10,000	121,528
Tohoku Electric Power Co., Inc. (a)	9,200	73,103

		194,631

ELECTRICAL EQUIPMENT—0.1%
Nidec Corp.- ADR	10,848	162,720

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
FUJIFILM Holdings Corp.- ADR	9,211	180,904
Hoya Corp.	9,500	178,223
Hoya Corp.- ADR	1,734	32,651
Kyocera Corp.	1,400	127,753
Kyocera Corp.- ADR	620	56,699
Murata Manufacturing Co. Ltd.	500	37,605

		613,835

HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
Terumo Corp.	5,300	226,616

HOUSEHOLD DURABLES—0.7%
Panasonic Corp.	10,700	80,021
Panasonic Corp.- ADR	8,961	65,684
Sekisui House Ltd.	8,000	108,355
Sekisui House Ltd.- ADR	30,149	407,012
Sharp Corp. (a)	10,000	28,470
Sharp Corp.- ADR	17,095	47,524
Sony Corp.- ADR	18,382	319,847

		1,056,913

INSURANCE—0.4%
MS&AD Insurance Group Holdings- ADR	34,266	377,611
Tokio Marine Holdings, Inc.	2,000	57,450
Tokio Marine Holdings, Inc.- ADR	3,661	105,144

		540,205

INTEGRATED TELECOMMUNICATION SERVICES—0.2%
KDDI Corp.- ADR	11,600	241,280

INTERNET & CATALOG RETAIL—0.1%
Rakuten, Inc.	18,400	187,841

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
JAPAN—14.8%, continued
MACHINERY—1.1%
FANUC Corp.	400	$61,146
FANUC Corp.- ADR	22,452	577,241
Kubota Corp.- ADR	8,556	617,486
SMC Corp.	1,700	328,316

		1,584,189

MARINE—0.0%**
Nippon Yusen KK- ADR	7,243	36,722

METALS & MINING—0.3%
Nippon Steel Corp.	54,000	136,528
Sumitomo Metal Mining Co. Ltd.	23,000	324,470

		460,998

OFFICE ELECTRONICS—0.3%
Canon, Inc.- ADR	11,853	434,887

PERSONAL PRODUCTS—0.5%
Kao Corp.- ADR	16,459	533,272
Shiseido Co. Ltd.	2,100	29,380
Shiseido Co. Ltd.- ADR	15,035	209,738

		772,390

PHARMACEUTICALS—0.7%
Astellas Pharma, Inc.	2,600	139,757
Astellas Pharma, Inc.- ADR	3,892	208,533
Daiichi Sankyo Co. Ltd.	3,500	67,297
Takeda Pharmaceutical Co. Ltd.	2,700	147,427
Takeda Pharmaceutical Co. Ltd.- ADR	15,702	427,879

		990,893

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
Daiwa House Industry Co. Ltd.- ADR	1,547	301,930
Mitsubishi Estate Co. Ltd.	7,000	197,132
Mitsubishi Estate Co. Ltd.- ADR	7,140	201,990
Mitsui Fudosan Co. Ltd.	10,000	283,848
Sumitomo Realty & Development Co. Ltd.	6,000	232,326

		1,217,226

ROAD & RAIL—0.8%
Central Japan Railway Co.	500	52,690
East Japan Railway Co.	3,590	294,797
East Japan Railway Co.- ADR	29,226	397,474
Keikyu Corp.	44,000	458,533

		1,203,494

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Advantest Corp.- ADR	323	4,541
Rohm Co. Ltd.	700	24,205
Rohm Co. Ltd.- ADR	2,660	45,965

		74,711

SOFTWARE—0.1%
Nintendo Co. Ltd.- ADR	7,920	106,445

TECHNOLOGY HARDWARE & EQUIPMENT—0.0%**
TDK Corp.	200	6,980
TDK Corp.- ADR	826	28,885

		35,865

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
JAPAN—14.8%, continued
TEXTILES, APPAREL & LUXURY GOODS—0.2%
Wacoal Holdings Corp.- ADR	5,242	$282,229

TRADING COMPANIES & DISTRIBUTORS—0.3%
Mitsui & Co. Ltd.- ADR	1,365	380,835

WIRELESS TELECOMMUNICATION SERVICES—0.3%
NTT DoCoMo, Inc.- ADR	13,900	206,693
Softbank Corp.	5,500	252,403

		459,096

		21,664,269

JERSEY—0.2%
METALS & MINING—0.2%
Randgold Resources Ltd.- ADR	3,893	334,720

MEXICO—1.6%
BEVERAGES—0.4%
Coca-Cola Femsa SAB de CV- ADR	3,164	518,168

CONSTRUCTION & ENGINEERING—0.2%
Empresas ICA SAB de CV- ADR (a)	19,147	253,889

CONSTRUCTION MATERIALS—0.2%
Cemex SAB de CV- ADR (a)	26,935	328,876

FOOD & STAPLES RETAILING—0.2%
Wal-Mart de Mexico SAB de CV- ADR	11,112	363,918

MEDIA—0.2%
Grupo Televisa SAB- ADR	11,081	294,866

TRANSPORTATION INFRASTRUCTURE—0.2%
Grupo Aeroportuario del Pacifico SAB de CV- ADR	4,513	264,507

WIRELESS TELECOMMUNICATION SERVICES—0.2%
America Movil SAB de CV, Series L- ADR	12,573	263,530

		2,287,754

NETHERLANDS—4.4%
AIR FREIGHT & LOGISTICS—0.0%**
PostNL NV	748	1,496
PostNL NV- ADR (a)	1,681	3,312
TNT Express NV	667	4,889
TNT Express NV- ADR	1,509	10,955

		20,652

CHEMICALS—0.2%
Akzo Nobel NV- ADR	10,773	227,849

COMPUTERS & PERIPHERALS—0.1%
Gemalto NV	2,161	188,504

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
NETHERLANDS—4.4%, continued
DIVERSIFIED FINANCIAL SERVICES—0.2%
ING Groep NV- ADR (a)	40,591	$292,661

FOOD & STAPLES RETAILING—0.3%
Koninklijke Ahold NV- ADR	25,936	398,118

FOOD PRODUCTS—0.8%
Unilever NV—NY Registry Shares	28,732	1,178,012

INDUSTRIAL CONGLOMERATES—0.6%
Koninklijke Philips Electronics NV	30,708	907,421

INSURANCE—0.2%
Aegon NV	35,051	210,656

LIFE SCIENCES TOOLS & SERVICES—0.2%
QIAGEN NV (a)	16,784	353,807

MEDIA—0.1%
Wolters Kluwer NV	954	20,832
Wolters Kluwer NV- ADR	7,337	159,653

		180,485

OIL, GAS & CONSUMABLE FUELS—1.5%
Royal Dutch Shell plc, Class A- ADR	32,437	2,113,595

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
ASML Holding NV—NY Registry Shares	4,549	309,377

		6,381,137

NORWAY—0.9%
CHEMICALS—0.2%
Yara International ASA- ADR	7,283	332,105

METALS & MINING—0.1%
Norsk Hydro ASA	13,975	60,391
Norsk Hydro ASA- ADR	13,201	56,368

		116,759

OIL, GAS & CONSUMABLE FUELS—0.6%
Statoil ASA- ADR	36,526	899,270

		1,348,134

PERU—0.1%
METALS & MINING—0.1%
Cia de Minas Buenaventura SA- ADR	4,311	111,914

PORTUGAL—0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Portugal Telecom SGPS SA- ADR	26,158	129,744

ELECTRIC UTILITIES—0.0%**
EDP - Energias de Portugal SA	10,966	33,764

		163,508

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
RUSSIA—0.9%
MEDIA—0.2%
CTC Media, Inc.	28,039	$330,580

WIRELESS TELECOMMUNICATION SERVICES—0.7%
Mobile Telesystems OJSC- ADR	46,760	969,802

		1,300,382

SINGAPORE—2.3%
BANKS—0.1%
DBS Group Holdings Ltd.	10,656	137,458

COMMERCIAL BANKS—1.3%
DBS Group Holdings Ltd.- ADR	18,371	952,720
United Overseas Bank Ltd.	24,187	397,413
United Overseas Bank Ltd.- ADR	16,731	551,286

		1,901,419

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Singapore Telecommunications Ltd.	71,000	205,499
Singapore Telecommunications Ltd.- ADR	6,886	199,487

		404,986

INDUSTRIAL CONGLOMERATES—0.6%
Keppel Corp. Ltd.	9,000	81,267
Keppel Corp. Ltd.- ADR	43,286	785,641

		866,908

		3,310,771

SOUTH AFRICA—1.5%
COMMERCIAL BANKS—0.1%
Standard Bank Group Ltd.- ADR (a)	11,694	152,840

METALS & MINING—0.6%
AngloGold Ashanti Ltd.- ADR	10,215	240,563
Gold Fields Ltd.- ADR	25,439	197,152
Harmony Gold Mining Co. Ltd.- ADR	23,105	148,103
Impala Platinum Holdings Ltd.- ADR	15,171	221,345
Sibanye Gold Ltd.- ADR (a)	5,561	31,420

		838,583

OIL, GAS & CONSUMABLE FUELS—0.5%
Sasol Ltd.- ADR	18,103	802,687

WIRELESS TELECOMMUNICATION SERVICES—0.3%
MTN Group Ltd.- ADR	22,742	403,216

		2,197,326

SOUTH KOREA—2.5%
COMMERCIAL BANKS—1.3%
KB Financial Group, Inc.- ADR	24,993	825,769
Shinhan Financial Group Co. Ltd.- ADR	20,782	746,074
Woori Finance Holdings Co. Ltd.- ADR	11,137	378,324

		1,950,167

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
SOUTH KOREA—2.5%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
KT Corp.- ADR	33,306	$523,237

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
LG Display Co. Ltd.- ADR (a)	30,965	451,779

WIRELESS TELECOMMUNICATION SERVICES—0.5%
SK Telecom Co. Ltd.- ADR	42,848	765,694

		3,690,877

SPAIN—1.8%
COMMERCIAL BANKS—0.8%
Banco Bilbao Vizcaya Argentaria SA- ADR	53,712	471,054
Banco Santander SA- ADR	90,079	613,438

		1,084,492

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Telefonica SA- ADR	27,868	376,497

ELECTRIC UTILITIES—0.1%
Iberdrola SA- ADR	8,819	165,532

METALS & MINING—0.1%
Acerinox SA	16,589	170,117

OIL, GAS & CONSUMABLE FUELS—0.2%
Repsol YPF SA- ADR	17,252	351,768

RETAILING—0.3%
Inditex SA	3,528	467,613

		2,616,019

SWEDEN—1.9%
COMMUNICATIONS EQUIPMENT—0.4%
Telefonaktiebolaget LM Ericsson- ADR	45,701	575,832

HOUSEHOLD PRODUCTS—0.2%
Svenska Cellulosa AB, Class B (a)	12,219	315,012

MACHINERY—0.9%
Atlas Copco AB- ADR	18,292	522,237
Atlas Copco AB, Class A	7,174	203,664
Sandvik AB	13,446	206,749
Sandvik AB- ADR	20,116	310,591

		1,243,241

RETAILING—0.1%
Hennes & Mauritz AB (H&M), Class B	3,195	114,238

SPECIALTY RETAIL—0.3%
Hennes & Mauritz AB- ADR	65,360	466,017

		2,714,340

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
SWITZERLAND—7.0%
CAPITAL MARKETS—1.0%
Credit Suisse Group AG- ADR	16,160	$423,392
Julius Baer Group Ltd. (a)	9,537	370,811
UBS AG	46,462	715,050

		1,509,253

CHEMICALS—0.9%
Syngenta AG- ADR	15,780	1,321,575

COMPUTERS & PERIPHERALS—0.0%**
Logitech International SA (a)	10,434	72,725

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Swisscom AG- ADR	5,970	276,530

ELECTRICAL EQUIPMENT—0.8%
ABB Ltd.- ADR (a)	50,801	1,156,231

ENERGY EQUIPMENT & SERVICES—0.2%
Transocean Ltd. (a)	4,390	228,104

INSURANCE—0.8%
Swiss Re AG (a)	2,040	165,899
Zurich Insurance Group AG- ADR (a)	34,020	953,240

		1,119,139

METALS & MINING—0.3%
Xstrata plc- ADR	132,655	424,496

PHARMACEUTICALS—2.5%
Novartis AG- ADR	25,092	1,787,554
Roche Holding AG- ADR	31,476	1,844,494

		3,632,048

PROFESSIONAL SERVICES—0.1%
Adecco SA (a)	1,353	74,114

TRADING COMPANIES & DISTRIBUTORS—0.2%
Wolseley plc	555	27,601
Wolseley plc- ADR	65,158	327,093

		354,694

		10,168,909

TAIWAN—2.5%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
Chunghwa Telecom Co. Ltd.- ADR	30,772	957,009

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
AU Optronics Corp.- ADR (a)	61,761	265,572

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
Advanced Semiconductor Engineering, Inc.- ADR	87,351	359,013
Siliconware Precision Industries Co.- ADR	62,839	365,723
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	84,657	1,455,254

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
TAIWAN—2.5%, continued
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%, continued
United Microelectronics Corp.- ADR	181,143	$326,057

		2,506,047

		3,728,628

TURKEY—0.3%
COMMERCIAL BANKS—0.3%
Turkiye Garanti Bankasi AS- ADR	93,684	504,020

UNITED KINGDOM—12.6%
CAPITAL MARKETS—0.0%**
Man Group plc	3,940	5,337
Man Group plc- ADR	7,608	9,967

		15,304

COMMERCIAL BANKS—1.8%
Barclays plc- ADR	32,892	584,162
HSBC Holdings plc- ADR	35,841	1,911,759
Lloyds Banking Group plc- ADR (a)	66,031	198,093

		2,694,014

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
BT Group plc- ADR	8,434	354,481

ELECTRIC UTILITIES—0.4%
SSE plc	1,744	39,325
SSE plc- ADR	22,359	507,773

		547,098

ENERGY EQUIPMENT & SERVICES—0.1%
Subsea 7 SA	1,378	32,204
Subsea 7 SA- ADR	7,740	181,968

		214,172

FOOD & STAPLES RETAILING—0.4%
J Sainsbury plc	4,806	27,640
J Sainsbury plc- ADR	11,869	272,037
WM Morrison Supermarkets plc	23,333	97,922
WM Morrison Supermarkets plc- ADR (a)	5,653	118,826

		516,425

HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
Smith & Nephew plc	4,232	48,871
Smith & Nephew plc- ADR	5,855	338,009

		386,880

HOTELS, RESTAURANTS & LEISURE—0.8%
Carnival plc- ADR	6,084	213,123
Compass Group plc	2,388	30,497
Compass Group plc- ADR	42,837	548,742
InterContinental Hotels Group plc- ADR	11,336	344,841

		1,137,203

HOUSEHOLD PRODUCTS—0.6%
Reckitt Benckiser Group plc	3,212	230,261
Reckitt Benckiser Group plc- ADR	43,620	629,436

		859,697

INSURANCE—0.6%
Aviva plc	30,794	138,592

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

March 31, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
UNITED KINGDOM—12.6%, continued
INSURANCE—0.6%, continued
Prudential plc- ADR	23,333	$755,056

		893,648

MATERIALS—0.0%**
Antofagasta plc	3,335	49,863

MEDIA—1.2%
British Sky Broadcasting Group plc	3,176	42,612
British Sky Broadcasting Group plc- ADR	5,373	289,282
Pearson plc- ADR	23,760	427,442
Reed Elsevier plc- ADR	7,992	379,860
WPP plc- ADR	6,767	542,172

		1,681,368

METALS & MINING—1.3%
Antofagasta plc- ADR	3,393	101,620
BHP Billiton plc	25,718	748,329
Rio Tinto plc- ADR	23,406	1,101,954

		1,951,903

MULTILINE RETAIL—0.2%
Marks & Spencer Group plc	10,719	63,519
Marks & Spencer Group plc- ADR	13,707	162,154

		225,673

MULTI-UTILITIES—0.8%
National Grid plc- ADR	15,406	893,702
United Utilities Group plc	2,386	25,686
United Utilities Group plc- ADR	12,883	278,273

		1,197,661

OIL, GAS & CONSUMABLE FUELS—1.5%
BG Group plc- ADR	28,218	483,939
BP plc- ADR	32,404	1,372,310
Tullow Oil plc	7,926	148,251
Tullow Oil plc- ADR	15,976	150,174

		2,154,674

PHARMACEUTICALS—1.3%
AstraZeneca plc- ADR	14,038	701,619
GlaxoSmithKline plc- ADR	26,332	1,235,234

		1,936,853

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.3%
ARM Holdings plc- ADR	9,810	415,650

SOFTWARE—0.0%**
Sage Group plc	3,343	17,407
Sage Group plc- ADR	2,441	51,237

		68,644

SPECIALTY RETAIL—0.2%
Kingfisher plc- ADR	29,151	255,479

WIRELESS TELECOMMUNICATION SERVICES—0.6%
Vodafone Group plc- ADR	30,779	874,431

		18,431,121

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
UNITED STATES—0.6%
HEALTH CARE PROVIDERS & SERVICES—0.1%
Catamaran Corp. (a)	3,636	$192,817

MEDIA—0.1%
Thomson Reuters Corp.	4,046	131,414

METALS & MINING—0.1%
Sims Metal Management Ltd.- ADR	13,600	142,256

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
Brookfield Office Properties, Inc.	24,368	418,399

		884,886

TOTAL COMMON STOCKS		143,587,074

CORPORATE NOTES—0.8%
COMMUNITY DEVELOPMENT—0.8%
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	$343,000	343,301
Everence Community Investment, Inc., 1.50%, 12/15/13+(b)	256,000	257,095
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	606,000	609,542

TOTAL CORPORATE NOTES		1,209,938

SHORT TERM INVESTMENT—1.2%
INVESTMENT COMPANY—1.2%
JPMorgan U.S. Government Money Market Fund, Premier Shares	1,694,883	1,694,883

TOTAL INVESTMENTS (Cost* $137,763,541)—100.2%		$146,491,895
Liabilities in excess of other assets — (0.2)%		(240,581)

NET ASSETS—100%		$146,251,314

+	Variable rate security. Rates presented are the rates in effect at March 31, 2013.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by management and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Principal Amount	Acquisition Date
Everence Community Investment, Inc.	1.00%	$343,000	3/2012
Everence Community Investment, Inc.	1.50%	256,000	3/2012
Everence Community Investment, Inc.	1.50%	606,000	3/2012

At March 31, 2013, these securities had an aggregate market value of $1,209,938, representing 0.8% of net assets.

*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

ADR	—	American Depositary Receipt

plc	—	Public Liability Company

REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Value Index Fund

March 31, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%
AIR FREIGHT & LOGISTICS—1.7%
C. H. Robinson Worldwide, Inc.	2,912	$173,147
FedEx Corp.	6,486	636,925
United Parcel Service, Inc., Class B	10,244	879,960

		1,690,032

AIRLINES—0.1%
Southwest Airlines Co.	4,278	57,667

AUTO COMPONENTS—0.5%
Johnson Controls, Inc.	13,721	481,195

AUTOMOBILES—1.0%
Ford Motor Co.	56,883	748,011
Harley-Davidson, Inc.	4,709	250,990

		999,001

BEVERAGES—0.7%
Coca-Cola Co.	6,260	253,154
Coca-Cola Enterprises, Inc.	4,031	148,825
PepsiCo, Inc.	3,589	283,926

		685,905

BIOTECHNOLOGY—0.2%
Amgen, Inc.	1,504	154,175

CAPITAL MARKETS—3.3%
Ameriprise Financial, Inc.	2,106	155,107
Bank of New York Mellon Corp.	7,654	214,235
BlackRock, Inc.	932	239,412
Charles Schwab Corp.	15,343	271,418
Goldman Sachs Group, Inc.	7,187	1,057,567
Invesco Ltd.	7,612	220,444
Morgan Stanley	22,811	501,386
Northern Trust Corp.	3,977	216,985
State Street Corp.	7,090	418,948

		3,295,502

CHEMICALS—2.4%
Air Products & Chemicals, Inc.	5,817	506,777
Ashland, Inc.	1,090	80,987
E.I. du Pont de Nemours & Co.	16,829	827,314
Ecolab, Inc.	1,616	129,571
LyondellBasell Industries NV, Class A	6,152	389,360
Praxair, Inc.	4,186	466,906

		2,400,915

COMMERCIAL BANKS—4.6%
BB&T Corp.	10,104	317,165
Comerica, Inc.	1,751	62,948
Fifth Third Bancorp	13,500	220,185
Huntington Bancshares, Inc.	18,304	135,267
KeyCorp	18,938	188,622
M&T Bank Corp.	1,286	132,664
PNC Financial Services Group, Inc.	6,226	414,029
SunTrust Banks, Inc.	6,766	194,928
U.S. Bancorp	6,597	223,836

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
COMMERCIAL BANKS—4.6%, continued
Wells Fargo & Co.	70,839	$2,620,335
Zions Bancorp	4,400	109,956

		4,619,935

COMMERCIAL SERVICES & SUPPLIES—0.8%
ADT Corp.	2,396	117,260
Avery Dennison Corp.	1,696	73,047
Pitney Bowes, Inc.	9,012	133,918
Tyco International Ltd.	7,992	255,744
Waste Management, Inc.	6,956	272,745

		852,714

COMMUNICATIONS EQUIPMENT—1.4%
Cisco Systems, Inc.	51,115	1,068,815
Motorola Solutions, Inc.	4,585	293,577

		1,362,392

COMPUTERS & PERIPHERALS—1.4%
Dell, Inc.	22,704	325,348
EMC Corp.(a)	7,201	172,032
Hewlett-Packard Co.	28,901	689,000
Western Digital Corp.	4,719	237,271

		1,423,651

CONSTRUCTION MATERIALS—0.1%
Vulcan Materials Co.	1,422	73,517

CONSUMER FINANCE—1.3%
American Express Co.	10,534	710,624
Capital One Financial Corp.	9,400	516,530
SLM Corp.	5,903	120,893

		1,348,047

CONTAINERS & PACKAGING—0.4%
Ball Corp.	4,084	194,317
Owens-Illinois, Inc.(a)	8,345	222,394

		416,711

DIVERSIFIED CONSUMER SERVICES—0.2%
H&R Block, Inc.	6,094	179,285

DIVERSIFIED FINANCIAL SERVICES—5.3%
Citigroup, Inc.	44,716	1,978,236
CME Group, Inc.	5,240	321,684
JPMorgan Chase & Co.	57,737	2,740,198
McGraw-Hill Cos., Inc.	3,488	181,655
NYSE Euronext	3,488	134,776

		5,356,549

DIVERSIFIED TELECOMMUNICATION SERVICES—4.9%
AT&T, Inc.	85,998	3,155,267
CenturyLink, Inc.	10,818	380,036
Frontier Communications Corp.	32,028	127,471
Verizon Communications, Inc.	23,320	1,146,178

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund

March 31, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES—4.9%, continued
Windstream Corp.	14,690	$116,786

		4,925,738

ELECTRIC UTILITIES—4.1%
Duke Energy Corp.	14,124	1,025,261
Edison International	5,917	297,744
FirstEnergy Corp.	7,565	319,243
NextEra Energy, Inc.	7,025	545,702
Pepco Holdings, Inc.	6,469	138,437
PPL Corp.	14,801	463,419
Southern Co.	22,371	1,049,647
Xcel Energy, Inc.	8,784	260,885

		4,100,338

ELECTRICAL EQUIPMENT—0.7%
Eaton Corp. plc	1,754	107,432
Emerson Electric Co.	9,824	548,867

		656,299

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.9%
Corning, Inc.	35,156	468,629
Jabil Circuit, Inc.	8,685	160,499
TE Connectivity Ltd.	7,186	301,309

		930,437

ENERGY EQUIPMENT & SERVICES—1.7%
Cameron International Corp.(a)	4,198	273,710
Diamond Offshore Drilling, Inc.	2,733	190,107
Nabors Industries Ltd.	3,376	54,759
National Oilwell Varco, Inc.	10,156	718,537
Noble Corp.	5,821	222,071
Rowan Cos. plc, Class A(a)	8,405	297,201

		1,756,385

FOOD & STAPLES RETAILING—4.4%
CVS Caremark Corp.	21,213	1,166,503
Kroger Co.	7,732	256,239
Safeway, Inc.	3,137	82,660
Sysco Corp.	7,463	262,474
Walgreen Co.	13,836	659,700
Wal-Mart Stores, Inc.	26,700	1,997,961

		4,425,537

FOOD PRODUCTS—2.7%
Campbell Soup Co.	5,016	227,526
ConAgra Foods, Inc.	6,460	231,333
General Mills, Inc.	8,384	413,415
H.J. Heinz Co.	3,226	233,143
Hormel Foods Corp.	5,131	212,013
Kellogg Co.	3,959	255,078
Kraft Foods Group, Inc.	4,350	224,156
Mondelez International, Inc., Class A	31,212	955,399

		2,752,063

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
GAS UTILITIES—0.7%
AGL Resources, Inc.	7,240	$303,718
ONEOK, Inc.	7,415	353,473

		657,191

HEALTH CARE EQUIPMENT & SUPPLIES—1.0%
Abbott Laboratories	11,196	395,443
Medtronic, Inc.	12,551	589,395

		984,838

HEALTH CARE PROVIDERS & SERVICES—3.5%
Aetna, Inc.	6,668	340,868
Cigna Corp.	4,505	280,977
Coventry Health Care, Inc.	3,762	176,927
Express Scripts Holding Co.(a)	6,457	372,246
Humana, Inc.	4,610	318,597
McKesson Corp.	3,714	400,964
UnitedHealth Group, Inc.	20,587	1,177,782
WellPoint, Inc.	6,945	459,967

		3,528,328

HOTELS, RESTAURANTS & LEISURE—1.9%
Carnival Corp.	8,393	287,880
Marriott International, Inc., Class A	2,660	112,332
McDonald’s Corp.	11,860	1,182,323
Starwood Hotels & Resorts Worldwide, Inc.	1,776	113,184
Wyndham Worldwide Corp.	3,041	196,084

		1,891,803

HOUSEHOLD DURABLES—0.2%
D.R. Horton, Inc.	2,964	72,025
Newell Rubbermaid, Inc.	3,207	83,703
Whirlpool Corp.	672	79,605

		235,333

HOUSEHOLD PRODUCTS—2.3%
Colgate-Palmolive Co.	2,299	271,351
Procter & Gamble Co.	26,228	2,021,130

		2,292,481

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.3%
AES Corp.	11,874	149,256
NRG Energy, Inc.	6,736	178,437

		327,693

INDUSTRIAL CONGLOMERATES—1.2%
3M Co.	11,685	1,242,232

INSURANCE—8.3%
ACE Ltd.	4,420	393,248
Allstate Corp.	8,739	428,823
American International Group, Inc.(a)	21,647	840,337
Aon plc	2,267	139,421
Assurant, Inc.	1,304	58,693
Berkshire Hathaway, Inc., Class B(a)	28,332	2,952,194

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund

March 31, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
INSURANCE—8.3%, continued
Chubb Corp.	3,750	$328,238
Cincinnati Financial Corp.	2,512	118,541
Hartford Financial Services Group, Inc.	5,040	130,032
Loews Corp.	3,484	153,540
Marsh & McLennan Cos., Inc.	5,930	225,162
MetLife, Inc.	20,913	795,112
Principal Financial Group, Inc.	13,902	473,085
Progressive Corp.	4,933	124,657
Prudential Financial, Inc.	8,578	506,016
Torchmark Corp.	3,408	203,798
Travelers Cos., Inc.	5,533	465,823

		8,336,720

INTERNET SOFTWARE & SERVICES—0.2%
eBay, Inc.(a)	1,488	80,679
Yahoo!, Inc.(a)	7,064	166,216

		246,895

IT SERVICES—2.4%
Accenture plc, Class A	4,238	321,961
Fidelity National Information Services, Inc.	3,862	153,012
International Business Machines Corp.	7,562	1,612,975
Paychex, Inc.	3,684	129,198
Western Union Co.	10,989	165,274

		2,382,420

LIFE SCIENCES TOOLS & SERVICES—0.4%
Thermo Fisher Scientific, Inc.	4,614	352,925

MACHINERY—2.3%
Deere & Co.	6,647	571,509
Dover Corp.	2,303	167,843
Illinois Tool Works, Inc.	3,805	231,877
Ingersoll-Rand plc	5,365	295,129
PACCAR, Inc.	1,806	91,311
Parker Hannifin Corp.	5,297	485,099
Pentair Ltd.	1,980	104,445
Stanley Black & Decker, Inc.	2,540	205,664
Xylem, Inc.	7,168	197,550

		2,350,427

MEDIA—1.9%
CBS Corp., Class B	3,034	141,657
Comcast Corp., Class A	4,325	181,693
Interpublic Group of Cos., Inc.	9,086	118,391
Omnicom Group, Inc.	2,019	118,919
Time Warner Cable, Inc.	2,107	202,398
Time Warner, Inc.	2,922	168,366
Viacom, Inc., Class B	5,201	320,226
Walt Disney Co.	11,967	679,726

		1,931,376

METALS & MINING—0.7%
Allegheny Technologies, Inc.	5,013	158,962

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
METALS & MINING—0.7%, continued
Nucor Corp.	9,290	$428,733
United States Steel Corp.	3,687	71,897

		659,592

MULTILINE RETAIL—0.9%
Macy’s, Inc.	6,103	255,349
Target Corp.	9,466	647,948

		903,297

MULTI-UTILITIES—1.6%
CenterPoint Energy, Inc.	9,131	218,779
CMS Energy Corp.	1,886	52,695
Consolidated Edison, Inc.	7,731	471,823
DTE Energy Co.	3,270	223,472
NiSource, Inc.	4,934	144,763
SCANA Corp.	4,988	255,186
Sempra Energy	2,723	217,677

		1,584,395

OFFICE ELECTRONICS—0.1%
Xerox Corp.	15,601	134,169

OIL, GAS & CONSUMABLE FUELS—12.1%
Apache Corp.	8,852	683,020
BP plc, ADR	15,194	643,466
Chesapeake Energy Corp.	12,297	250,982
ConocoPhillips	51,517	3,096,172
Denbury Resources, Inc.(a)	11,019	205,504
Devon Energy Corp.	10,065	567,867
Energen Corp.	1,970	102,460
EQT Corp.	3,278	222,085
Hess Corp.	6,280	449,711
Kinder Morgan, Inc.	14,521	561,672
Marathon Oil Corp.	17,326	584,233
Marathon Petroleum Corp.	2,523	226,061
Murphy Oil Corp.	5,836	371,928
Noble Energy, Inc.	2,479	286,721
Phillips 66	10,193	713,204
QEP Resources, Inc.	6,218	197,981
Royal Dutch Shell plc, Class A, ADR	17,387	1,132,937
Southwestern Energy Co.(a)	6,594	245,692
Spectra Energy Corp.	30,869	949,222
Valero Energy Corp.	7,939	361,145
Williams Cos., Inc.	7,991	299,343

		12,151,406

PAPER & FOREST PRODUCTS—0.4%
International Paper Co.	9,061	422,061

PERSONAL PRODUCTS—0.4%
Avon Products, Inc.	9,362	194,074
Estee Lauder Cos., Inc., Class A	3,350	214,501

		408,575

PHARMACEUTICALS—4.5%
AbbVie, Inc.	8,388	342,063
Bristol-Myers Squibb Co.	20,289	835,704

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund

March 31, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
PHARMACEUTICALS—4.5%, continued
Eli Lilly & Co.	3,617	$205,409
Forest Laboratories, Inc.(a)	7,575	288,153
Hospira, Inc.(a)	5,733	188,214
Johnson & Johnson	27,156	2,214,029
Merck & Co., Inc.	9,021	398,999

		4,472,571

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.5%
Equity Residential	1,651	90,904
HCP, Inc.	4,327	215,744
Host Hotels & Resorts, Inc.	12,568	219,814
Plum Creek Timber Co., Inc.	2,980	155,556
Prologis, Inc.	4,890	195,502
Simon Property Group, Inc.	2,569	407,341
Vornado Realty Trust	1,493	124,875
Weyerhaeuser Co.	3,419	107,288

		1,517,024

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.1%
CBRE Group, Inc., Class A(a)	5,299	133,800

ROAD & RAIL—1.3%
CSX Corp.	25,206	620,824
Norfolk Southern Corp.	7,885	607,776
Ryder System, Inc.	1,959	117,050

		1,345,650

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
Analog Devices, Inc.	4,253	197,722
Applied Materials, Inc.	15,187	204,721
Intel Corp.	14,858	324,647
Micron Technology, Inc.(a)	5,246	52,355
NVIDIA Corp.	11,768	150,866

		930,311

SOFTWARE—2.4%
Adobe Systems, Inc.(a)	4,979	216,636
Autodesk, Inc.(a)	5,050	208,262
CA, Inc.	7,512	189,077
Microsoft Corp.	57,890	1,656,233
Oracle Corp.	3,482	112,608

		2,382,816

SPECIALTY RETAIL—0.4%
Home Depot, Inc.	1,892	132,024
Lowe’s Cos., Inc.	3,385	128,359
Staples, Inc.	8,050	108,111

		368,494

WATER UTILITIES—0.1%
American Water Works Co., Inc.	2,056	85,201

TOTAL COMMON STOCKS		99,204,014

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
PREFERRED STOCK—0.0%**
SPECIALTY RETAIL—0.0%**
Orchard Supply Hardware Stores Corp., Perpetual, Series A —Zero Coupon(a),(b)	39	$50

TOTAL PREFERRED STOCKS		50

CORPORATE NOTES—1.1%
COMMUNITY DEVELOPMENT - 1.1%
Everence Community Investment, Inc., 1.00%, 12/15/15+(c)	$175,000	175,154
Everence Community Investment, Inc., 1.50%, 12/15/13+(c)	192,500	193,323
Everence Community Investment, Inc., 1.50%, 12/15/14+(c)	758,500	762,933

TOTAL CORPORATE NOTES		1,131,410

TOTAL INVESTMENTS (Cost* $83,107,352)—99.9%		$100,335,474
Other assets in excess of liabilities — 0.1%		140,113

NET ASSETS—100%		$100,475,587

+	Variable rate security. Rates presented are the rates in effect at March 31, 2013.
(a)	Non-income producing securities.
(b)	Is Zero Coupon
(c)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by management and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Principal Amount	Acquisition Date
Everence Community Investment, Inc.	1.00%	$175,000	12/2009
Everence Community Investment, Inc.	1.50%	192,500	12/2009
Everence Community Investment, Inc.	1.50%	758,500	12/2012

At March 31, 2013, these securities had an aggregate market value of $1,131,410, representing 1.1% of net assets.

*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

ADR	—	American Depositary Receipt

plc	—	Public Liability Company

REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Growth Index Fund

March 31, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.4%
AIR FREIGHT & LOGISTICS—1.2%
C. H. Robinson Worldwide, Inc.	2,296	$136,520
Expeditors International of Washington, Inc.	3,995	142,661
FedEx Corp.	4,034	396,139
United Parcel Service, Inc., Class B	11,861	1,018,860

		1,694,180

AUTO COMPONENTS—0.2%
Delphi Automotive plc	5,636	250,238

AUTOMOBILES—0.3%
Harley-Davidson, Inc.	6,675	355,777

BEVERAGES—4.6%
Coca-Cola Co.	83,138	3,362,101
Monster Beverage Corp.(a)	2,806	133,958
PepsiCo, Inc.	37,036	2,929,918

		6,425,977

BIOTECHNOLOGY—4.4%
Alexion Pharmaceuticals, Inc.(a)	4,425	407,720
Amgen, Inc.	17,448	1,788,594
Biogen Idec, Inc.(a)	5,919	1,141,834
Celgene Corp.(a)	10,179	1,179,848
Gilead Sciences, Inc.(a)	31,272	1,530,139

		6,048,135

BUILDING PRODUCTS—0.2%
Masco Corp.	13,915	281,779

CAPITAL MARKETS—1.6%
BlackRock, Inc.	2,928	752,145
Franklin Resources, Inc.	3,983	600,676
Northern Trust Corp.	4,438	242,137
T. Rowe Price Group, Inc.	8,045	602,329

		2,197,287

CHEMICALS—3.1%
Air Products & Chemicals, Inc.	5,469	476,459
CF Industries Holdings, Inc.	1,787	340,191
E.I. du Pont de Nemours & Co.	20,034	984,872
Ecolab, Inc.	7,662	614,339
PPG Industries, Inc.	3,500	468,790
Praxair, Inc.	8,079	901,132
Sherwin-Williams Co.	1,830	309,069
Sigma-Aldrich Corp.	2,605	202,356

		4,297,208

COMMERCIAL BANKS—0.8%
U.S. Bancorp	32,718	1,110,122

COMMERCIAL SERVICES & SUPPLIES—0.1%
Stericycle, Inc.(a)	756	80,272

COMMUNICATIONS EQUIPMENT—2.3%
Cisco Systems, Inc.	23,625	493,999
F5 Networks, Inc.(a)	1,610	143,419

	SHARES	FAIR VALUE
COMMON STOCKS—98.4%, continued
COMMUNICATIONS EQUIPMENT—2.3%, continued
Juniper Networks, Inc.(a)	8,505	$157,682
QUALCOMM, Inc.	36,815	2,464,764

		3,259,864

COMPUTERS & PERIPHERALS—6.5%
Apple, Inc.	18,342	8,118,719
EMC Corp.(a)	25,202	602,076
NetApp, Inc.(a)	6,524	222,860
SanDisk Corp.(a)	1,648	90,640

		9,034,295

CONSUMER FINANCE—1.4%
American Express Co.	19,417	1,309,871
Discover Financial Services	14,497	650,045

		1,959,916

DIVERSIFIED FINANCIAL SERVICES—2.4%
Bank of America Corp.	225,031	2,740,878
IntercontinentalExchange, Inc.(a)	1,386	226,015
McGraw-Hill Cos., Inc.	7,028	366,018

		3,332,911

DIVERSIFIED TELECOMMUNICATION SERVICES—1.4%
AT&T, Inc.	6,008	220,434
Verizon Communications, Inc.	35,303	1,735,142

		1,955,576

ELECTRIC UTILITIES—0.1%
NextEra Energy, Inc.	2,070	160,798

ELECTRICAL EQUIPMENT—1.4%
Emerson Electric Co.	16,122	900,736
Rockwell Automation, Inc.	5,547	478,984
Roper Industries, Inc.	4,143	527,445

		1,907,165

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
Amphenol Corp., Class A	5,073	378,699

ENERGY EQUIPMENT & SERVICES—1.0%
Cameron International Corp.(a)	4,337	282,773
Diamond Offshore Drilling, Inc.	5,939	413,117
Ensco plc, Class A	5,092	305,520
National Oilwell Varco, Inc.	2,119	149,919
Rowan Cos. plc, Class A(a)	6,620	234,083

		1,385,412

FOOD & STAPLES RETAILING—0.9%
Costco Wholesale Corp.	4,261	452,135
Walgreen Co.	5,591	266,579
Wal-Mart Stores, Inc.	2,244	167,919
Whole Foods Market, Inc.	3,706	321,495

		1,208,128

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund

March 31, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.4%, continued
FOOD PRODUCTS—1.9%
Campbell Soup Co.	5,670	$257,191
H.J. Heinz Co.	6,297	455,084
Hershey Co.	3,634	318,084
Kellogg Co.	4,846	312,228
Kraft Foods Group, Inc.	12,201	628,717
Mead Johnson Nutrition Co.	2,219	171,862
Mondelez International, Inc., Class A	18,423	563,928

		2,707,094

GAS UTILITIES—0.2%
AGL Resources, Inc.	5,725	240,164

HEALTH CARE EQUIPMENT & SUPPLIES—3.1%
Abbott Laboratories	29,064	1,026,540
Baxter International, Inc.	11,801	857,225
Covidien plc	8,857	600,859
Edwards Lifesciences Corp.(a)	2,620	215,259
Intuitive Surgical, Inc.(a)	891	437,650
Medtronic, Inc.	13,250	622,220
Stryker Corp.	5,228	341,075
Zimmer Holdings, Inc.	2,886	217,085

		4,317,913

HEALTH CARE PROVIDERS & SERVICES—0.8%
DaVita HealthCare Partners, Inc.(a)	2,146	254,494
Express Scripts Holding Co.(a)	10,041	578,864
UnitedHealth Group, Inc.	3,911	223,748

		1,057,106

HEALTH CARE TECHNOLOGY—0.3%
Cerner Corp.(a)	4,117	390,086

HOTELS, RESTAURANTS & LEISURE—2.3%
Chipotle Mexican Grill, Inc.(a)	523	170,430
Marriott International, Inc., Class A	5,438	229,647
McDonald’s Corp.	9,061	903,291
Starbucks Corp.	15,692	893,816
Starwood Hotels & Resorts Worldwide, Inc.	6,087	387,925
Yum! Brands, Inc.	8,777	631,417

		3,216,526

HOUSEHOLD DURABLES—0.3%
Lennar Corp., Class A	5,428	225,153
PulteGroup, Inc.(a)	5,737	116,117
Whirlpool Corp.	761	90,148

		431,418

HOUSEHOLD PRODUCTS—2.8%
Colgate-Palmolive Co.	5,726	675,840
Kimberly-Clark Corp.	8,229	806,277
Procter & Gamble Co.	31,816	2,451,741

		3,933,858

INDUSTRIAL CONGLOMERATES—1.0%
3M Co.	13,321	1,416,155

	SHARES	FAIR VALUE
COMMON STOCKS—98.4%, continued
INSURANCE—1.2%
Aflac, Inc.	4,224	$219,733
Aon plc	6,376	392,124
Berkshire Hathaway, Inc., Class B(a)	3,915	407,943
Chubb Corp.	4,619	404,301
Travelers Cos., Inc.	2,642	222,430

		1,646,531

INTERNET & CATALOG RETAIL—2.1%
Amazon.com, Inc.(a)	7,896	2,104,205
Expedia, Inc.	2,388	143,304
priceline.com, Inc.(a)	1,030	708,568

		2,956,077

INTERNET SOFTWARE & SERVICES—4.3%
Akamai Technologies, Inc.(a)	5,069	178,885
eBay, Inc.(a)	25,008	1,355,934
Google, Inc., Class A(a)	5,349	4,247,267
VeriSign, Inc.(a)	5,480	259,094

		6,041,180

IT SERVICES—6.3%
Accenture plc, Class A	9,914	753,166
Automatic Data Processing, Inc.	11,012	716,000
Cognizant Technology Solutions Corp., Class A(a)	5,990	458,894
Fiserv, Inc.(a)	2,700	237,141
International Business Machines Corp.	13,509	2,881,470
Mastercard, Inc., Class A	2,468	1,335,509
Paychex, Inc.	5,970	209,368
Teradata Corp.(a)	4,886	285,880
Visa, Inc., Class A	11,154	1,894,395

		8,771,823

LIFE SCIENCES TOOLS & SERVICES—0.7%
Agilent Technologies, Inc.	5,785	242,796
Life Technologies Corp.(a)	4,642	300,013
Thermo Fisher Scientific, Inc.	6,472	495,043

		1,037,852

MACHINERY—1.4%
Deere & Co.	10,463	899,609
Illinois Tool Works, Inc.	8,492	517,502
Ingersoll-Rand plc	4,358	239,734
Parker Hannifin Corp.	2,984	273,275

		1,930,120

MEDIA—6.5%
CBS Corp., Class B	15,928	743,678
Comcast Corp., Class A	55,918	2,349,115
DIRECTV(a)	17,580	995,204
Discovery Communications, Inc., Class A(a)	6,791	534,723
Gannett Co., Inc.	12,744	278,711
Omnicom Group, Inc.	3,764	221,700
Time Warner Cable, Inc.	7,517	722,083
Time Warner, Inc.	18,203	1,048,857

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund

March 31, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.4%, continued
MEDIA—6.5%, continued
Viacom, Inc., Class B	10,061	$619,456
Walt Disney Co.	27,439	1,558,535

		9,072,062

MULTILINE RETAIL—0.3%
Dollar Tree, Inc.(a)	3,712	179,772
Target Corp.	2,531	173,247

		353,019

OIL, GAS & CONSUMABLE FUELS—5.3%
BP plc, ADR	12,947	548,305
Cabot Oil & Gas Corp.	3,382	228,657
ConocoPhillips	31,067	1,867,127
EOG Resources, Inc.	6,935	888,165
EQT Corp.	4,010	271,678
Hess Corp.	3,235	231,658
Kinder Morgan, Inc.	5,228	202,219
Marathon Oil Corp.	7,281	245,515
Murphy Oil Corp.	3,439	219,167
Noble Energy, Inc.	3,889	449,802
Phillips 66	1,334	93,340
Pioneer Natural Resources Co.	4,090	508,183
Range Resources Corp.	3,277	265,568
Royal Dutch Shell plc, Class A, ADR	6,416	418,067
Southwestern Energy Co.(a)	5,272	196,435
Spectra Energy Corp.	14,393	442,585
Williams Cos., Inc.	8,576	321,257

		7,397,728

PHARMACEUTICALS—7.5%
AbbVie, Inc.	29,064	1,185,230
Allergan, Inc./United States	6,228	695,232
Bristol-Myers Squibb Co.	29,838	1,229,027
Eli Lilly & Co.	18,250	1,036,418
Johnson & Johnson	36,498	2,975,682
Merck & Co., Inc.	60,126	2,659,373
Mylan, Inc.(a)	8,313	240,578
Perrigo Co.	2,988	354,765

		10,376,305

PROFESSIONAL SERVICES—0.2%
Robert Half International, Inc.	6,317	237,077

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.8%
American Tower Corp.	10,594	814,891
Public Storage	4,112	626,340
Simon Property Group, Inc.	5,204	825,146
Weyerhaeuser Co.	9,414	295,411

		2,561,788

ROAD & RAIL—0.4%
Kansas City Southern	2,586	286,787
Norfolk Southern Corp.	3,072	236,790

		523,577

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.4%
Altera Corp.	5,948	210,976

	SHARES	FAIR VALUE
COMMON STOCKS—98.4%, continued
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.4%, continued
Analog Devices, Inc.	5,281	$245,514
Broadcom Corp., Class A	11,602	402,241
Intel Corp.	86,075	1,880,739
Texas Instruments, Inc.	18,499	656,344

		3,395,814

SOFTWARE—5.6%
Adobe Systems, Inc.(a)	5,512	239,827
Autodesk, Inc.(a)	4,626	190,776
BMC Software, Inc.(a)	5,542	256,761
Citrix Systems, Inc.(a)	3,452	249,096
Intuit, Inc.	6,883	451,869
Microsoft Corp.	98,201	2,809,531
Oracle Corp.	81,219	2,626,623
Red Hat, Inc.(a)	3,075	155,472
Salesforce.com, Inc.(a)	3,099	554,194
Symantec Corp.(a)	10,288	253,908

		7,788,057

SPECIALTY RETAIL—3.4%
Bed Bath & Beyond, Inc.(a)	2,655	171,035
Gap, Inc.	7,686	272,084
Home Depot, Inc.	30,876	2,154,527
Lowe’s Cos., Inc.	24,141	915,427
O’Reilly Automotive, Inc.(a)	1,963	201,306
Ross Stores, Inc.	4,571	277,094
TJX Cos., Inc.	16,661	778,902

		4,770,375

TEXTILES, APPAREL & LUXURY GOODS—1.2%
Coach, Inc.	6,796	339,732
Fossil, Inc.(a)	1,418	136,979
NIKE, Inc., Class B	12,530	739,395
Ralph Lauren Corp.	1,097	185,733
VF Corp.	1,774	297,589

		1,699,428

TRADING COMPANIES & DISTRIBUTORS—0.2%
Fastenal Co.	3,809	195,592
W.W. Grainger, Inc.	355	79,868

		275,460

WIRELESS TELECOMMUNICATION SERVICES—0.7%
Crown Castle International Corp.(a)	7,430	517,425

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
COMMON STOCKS—98.4%, continued
WIRELESS TELECOMMUNICATION SERVICES—0.7%, continued
Sprint Nextel Corp.(a)	62,242	$386,523

		903,948

TOTAL COMMON STOCKS		136,772,280

CORPORATE NOTES—0.8%
COMMUNITY DEVELOPMENT—0.8%
Everence Community Investment, Inc., 1.00%, 11/30/13+(b)	$135,000	135,086
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	453,000	453,398
Everence Community Investment, Inc., 1.50%, 11/30/13+(b)	230,000	230,929
Everence Community Investment, Inc., 1.50%, 12/15/13+(b)	166,000	166,710
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	175,000	176,023

TOTAL CORPORATE NOTES		1,162,146

TOTAL INVESTMENTS (Cost* $113,114,624)—99.2%		$137,934,426
Other assets in excess of liabilities — 0.8%		1,048,211

NET ASSETS—100%		$138,982,637

+	Variable rate security. Rates presented are the rates in effect at March 31, 2013.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by management and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Principal Amount	Acquisition Date
Everence Community Investment, Inc.	1.00%	$135,000	12/2010
Everence Community Investment, Inc.	1.00%	453,000	12/2012
Everence Community Investment, Inc.	1.50%	230,000	12/2010
Everence Community Investment, Inc.	1.50%	166,000	12/2012
Everence Community Investment, Inc.	1.50%	175,000	9/2011

At March 31, 2013, these securities had an aggregate market value of $1,162,146, representing 0.8% of net assets.

*	Represents cost for financial reporting purposes.

ADR	—	American Depositary Receipt

plc	—	Public Liability Company

REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Small Cap Fund

March 31, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.9%
AEROSPACE & DEFENSE—1.8%
Hexcel Corp.(a)	43,150	$1,251,782

AUTOMOBILES—0.9%
Thor Industries, Inc.	17,530	644,929

BIOTECHNOLOGY—0.9%
Exact Sciences Corp.(a)	67,150	658,070

BUILDING PRODUCTS—1.0%
Armstrong World Industries, Inc.(a)	12,800	715,392

CAPITAL MARKETS—1.4%
Greenhill & Co., Inc.	18,475	986,196

COMMERCIAL BANKS—10.9%
BancorpSouth, Inc.	44,508	725,480
Columbia Banking System, Inc.	34,860	766,223
Community Bank System, Inc.	29,265	867,122
First Horizon National Corp.	119,340	1,274,551
Hancock Holding Co.	21,890	676,839
Home Bancshares, Inc.	20,940	788,810
Prosperity Bancshares, Inc.	21,340	1,011,302
Texas Capital Bancshares, Inc.(a)	20,140	814,663
Umpqua Holdings Corp.	60,010	795,733

		7,720,723

COMMUNICATIONS EQUIPMENT—4.3%
Ciena Corp.(a)	55,200	883,752
Infinera Corp.(a)	76,190	533,330
Ixia(a)	48,100	1,040,884
Loral Space & Communications, Inc.	9,800	606,424

		3,064,390

CONSTRUCTION MATERIALS—0.6%
Headwaters, Inc.(a)	36,950	402,755

CONTAINERS & PACKAGING—0.8%
Greif, Inc., Class A	11,170	598,935

ELECTRICAL EQUIPMENT—3.8%
Belden, Inc.	22,885	1,182,010
Franklin Electric Co., Inc.	26,530	890,612
Thermon Group Holdings, Inc.(a)	29,105	646,422

		2,719,044

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.0%
National Instruments Corp.	21,475	703,306

ENERGY EQUIPMENT & SERVICES—1.8%
Atwood Oceanics, Inc.(a)	13,025	684,334
CARBO Ceramics, Inc.	6,400	582,848

		1,267,182

	SHARES	FAIR VALUE
COMMON STOCKS—98.9%, continued
FOOD & STAPLES RETAILING—1.2%
Casey’s General Stores, Inc.	15,000	$874,500

HEALTH CARE EQUIPMENT & SUPPLIES—7.4%
Cyberonics, Inc.(a)	24,200	1,132,802
DexCom, Inc.(a)	70,900	1,185,448
Endologix, Inc.(a)	72,900	1,177,335
Integra LifeSciences Holdings Corp.(a)	22,225	866,997
Spectranetics Corp.(a)	50,112	928,576

		5,291,158

HEALTH CARE PROVIDERS & SERVICES—6.7%
Health Management Associates, Inc., Class A(a)	68,645	883,461
HMS Holdings Corp.(a)	33,290	903,823
MWI Veterinary Supply, Inc.(a)	10,155	1,343,100
Team Health Holdings, Inc.(a)	44,125	1,605,268

		4,735,652

HEALTH CARE TECHNOLOGY—0.5%
Computer Programs & Systems, Inc.	6,673	361,076

HOUSEHOLD DURABLES—2.9%
Ethan Allen Interiors, Inc.	24,060	792,055
Tempur-Pedic International, Inc.(a)	25,375	1,259,361

		2,051,416

INDUSTRIAL CONGLOMERATES—1.2%
Raven Industries, Inc.	24,560	825,462

INSURANCE—1.2%
AmTrust Financial Services, Inc.	24,557	850,900

INTERNET SOFTWARE & SERVICES—0.5%
LogMeIn, Inc.(a)	20,105	386,418

IT SERVICES—1.3%
Acxiom Corp.(a)	46,190	942,276

MACHINERY—5.6%
Actuant Corp., Class A	29,785	912,017
Chart Industries, Inc.(a)	5,615	449,256
CLARCOR, Inc.	7,310	382,898
Manitowoc Co., Inc.	30,370	624,407
Middleby Corp.(a)	10,550	1,605,182

		3,973,760

MARINE—1.4%
Kirby Corp.(a)	13,025	1,000,320

MEDIA—1.4%
Cinemark Holdings, Inc.	34,125	1,004,640

METALS & MINING—2.6%
Carpenter Technology Corp.	11,555	569,546
Commercial Metals Co.	58,300	924,055

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Small Cap Fund

March 31, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.9%, continued
METALS & MINING—2.6%, continued
Walter Energy, Inc.	12,660	$360,810

		1,854,411

OIL, GAS & CONSUMABLE FUELS—5.9%
Approach Resources, Inc.(a)	29,800	733,378
Comstock Resources, Inc.(a)	36,150	587,437
Gulfport Energy Corp.(a)	20,255	928,287
Kodiak Oil & Gas Corp.(a)	80,275	729,700
Oasis Petroleum, Inc.(a)	22,370	851,626
Rosetta Resources, Inc.(a)	7,630	363,035

		4,193,463

PHARMACEUTICALS—1.4%
Akorn, Inc.(a)	69,317	958,654

PROFESSIONAL SERVICES—0.8%
Insperity, Inc.	20,450	580,167

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.7%
Cirrus Logic, Inc.(a)	21,995	500,386

SOFTWARE—10.8%
ACI Worldwide, Inc.(a)	25,050	1,223,943
Allot Communications Ltd.(a)	41,030	489,898
Aspen Technology, Inc.(a)	42,090	1,359,086
Bottomline Technologies de, Inc.(a)	31,200	889,512
Interactive Intelligence Group, Inc.(a)	28,000	1,241,800
MicroStrategy, Inc., Class A(a)	7,450	753,046
NICE Systems Ltd., ADR(a)	27,500	1,012,825
Pegasystems, Inc.	24,130	677,571

		7,647,681

SPECIALTY RETAIL—8.5%
Children’s Place Retail Stores, Inc.(a)	14,300	640,926
DSW, Inc., Class A	14,575	929,885
Francesca’s Holdings Corp.(a)	26,090	747,739
Group 1 Automotive, Inc.	13,670	821,157
Guess?, Inc.	14,410	357,800
Monro Muffler Brake, Inc.	19,150	760,447
Select Comfort Corp.(a)	30,825	609,410
Sonic Automotive, Inc., Class A	54,425	1,206,058

		6,073,422

TEXTILES, APPAREL & LUXURY GOODS—3.2%
Fifth & Pacific Cos., Inc.(a)	41,460	782,765
Oxford Industries, Inc.	13,805	733,045
Wolverine World Wide, Inc.	17,450	774,257

		2,290,067

THRIFTS & MORTGAGE FINANCE—1.5%
Capitol Federal Financial, Inc.	87,485	1,055,944

TRADING COMPANIES & DISTRIBUTORS—3.0%
Beacon Roofing Supply, Inc.(a)	27,700	1,070,882

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
COMMON STOCKS—98.9%, continued
TRADING COMPANIES & DISTRIBUTORS—3.0%, continued
WESCO International, Inc.(a)	14,925	$1,083,704

		2,154,586

TOTAL COMMON STOCKS		70,339,063

CORPORATE NOTES—1.1%
COMMUNITY DEVELOPMENT—1.1%
Everence Community Investment, Inc., 1.00%, 11/30/13+(b)	$280,000	280,179
Everence Community Investment, Inc., 1.50%, 11/30/13+(b)	195,000	195,787
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	275,000	276,608

TOTAL CORPORATE NOTES		752,574

SHORT TERM INVESTMENT—1.2%
INVESTMENT COMPANY—1.2%
JPMorgan U.S. Government Money Market Fund, Premier Shares	878,377	878,377

TOTAL INVESTMENTS (Cost* $53,201,231)—101.2%		$71,970,014
Liabilities in excess of other assets — (1.2)%		(825,747)

NET ASSETS—100%		$71,144,267

+	Variable rate security. Rates presented are the rates in effect at March 31, 2013.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by management and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Principal Amount	Acquisition Date
Everence Community Investment, Inc.	1.00%	$280,000	12/2010
Everence Community Investment, Inc.	1.50%	195,000	12/2010
Everence Community Investment, Inc.	1.50%	275,000	9/2011

At March 31, 2013, these securities had an aggregate market value of $752,574, representing 1.1% of net assets.

*	Represents cost for financial reporting purposes.

ADR	—	American Depositary Receipt

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio

March 31, 2013 (Unaudited)

	SHARES	FAIR VALUE
Mutual Funds — 100.1%
Praxis Growth Index Fund, Class I (a)	144,900	$1,848,923
Praxis Intermediate Income Fund, Class I (a)	1,150,953	12,246,135
Praxis International Index Fund, Class I (a)	135,381	1,317,256
Praxis Small Cap Fund, Class I (a)	36,266	456,953
Praxis Value Index Fund, Class I (a)	195,326	1,898,567

Total Mutual Funds		17,767,834

TOTAL INVESTMENTS (Cost* $16,646,090)—100.1%		$17,767,834
Liabilities in excess of other assets —(0.1)%		(13,704)

NET ASSETS—100%		$17,754,130

(a)	Affiliated fund.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio

March 31, 2013 (Unaudited)

	SHARES	FAIR VALUE
Mutual Funds — 100.1%
Praxis Growth Index Fund, Class I (a)	670,761	$8,558,908
Praxis Intermediate Income Fund, Class I (a)	1,739,531	18,508,613
Praxis International Index Fund, Class I (a)	714,630	6,953,348
Praxis Small Cap Fund, Class I (a)	383,893	4,837,056
Praxis Value Index Fund, Class I (a)	903,467	8,781,702

Total Mutual Funds		47,639,627

TOTAL INVESTMENTS (Cost* $42,244,528)—100.1%		$47,639,627
Liabilities in excess of other assets — (0.1)%		(48,723)

NET ASSETS—100%		$47,590,904

(a)	Affiliated fund.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio

March 31, 2013 (Unaudited)

	SHARES	FAIR VALUE
Mutual Funds — 100.1%
Praxis Growth Index Fund, Class I (a)	700,459	$8,937,852
Praxis Intermediate Income Fund, Class I (a)	706,216	7,514,141
Praxis International Index Fund, Class I (a)	774,055	7,531,558
Praxis Small Cap Fund, Class I (a)	467,754	5,893,700
Praxis Value Index Fund, Class I (a)	943,710	9,172,858

Total Mutual Funds		39,050,109

TOTAL INVESTMENTS (Cost* $33,446,393)—100.1%		$39,050,109
Liabilities in excess of other assets —(0.1)%		(48,422)

NET ASSETS—100%		$39,001,687

(a)	Affiliated fund.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Praxis Mutual Funds

Notes to schedule of portfolio investments

March 31, 2013 (Unaudited)

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2013, the Trust consists of the Praxis Intermediate Income Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Intermediate Income Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Fund, Conservative Portfolio, Balanced Portfolio, and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust.

As of March 31, 2013, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Intermediate Income Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by Everence Capital Management, Inc. (the “Adviser”) under general supervision of the Board of Trustees (the “Board”). Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. The Portfolio’s investments in the underlying Funds (the “Underlying Funds”) are valued at the closing net asset value per share.

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Adviser. In valuing restricted securities under the Valuation Procedures, the Adviser will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The Pricing Committee of the Adviser (“Pricing Committee”) has established a policy and methodology, which was approved by the Board, for pricing the Everence Community Investments notes held by several of the Praxis Funds. The methodology takes into consideration the fundamental quality of the notes, the nature and duration of restrictions on the disposition of the securities, and an evaluation of the forces that influence the market in which these securities are purchased and sold. Accordingly, the Pricing Committee applied discounts to the notes, for which there is not an active market, based on the credit quality, maturity, and liquidity characteristics of what the committee determined to be similar securities.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 —  quoted prices in active markets for identical securities

• Level 2 —  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —  significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Trust determines transfers between fair value hierarchy levels at the reporting period end.

The aggregate value by input level, as of March 31, 2013, for each Fund’s and Portfolio’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are as follows:

Praxis Intermediate Income Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Asset Backed Securities	$—	$17,877,485	$—	$17,877,485
Commercial Mortgage Backed Securities	—	15,978,750	—	15,978,750
Corporate Bonds	—	132,449,492	—	132,449,492
Corporate Notes	—	—	3,688,088	3,688,088
Foreign Bonds	—	3,239,804	—	3,239,804
Investment Companies	4,014,237	—	—	4,014,237
Municipal Bonds	—	10,124,500	—	10,124,500
Short Term Investment	10,858,152	—	—	10,858,152
U.S. Government Agencies	—	148,497,651	—	148,497,651

Total Investments	$14,872,389	$328,167,682	$3,688,088	$346,728,159

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2012	$3,689,419
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(1,331)

Balance as of March 31, 2013	$3,688,088

There were no transfers in and out of Levels 1, 2, or 3 for the period ended March 31, 2013.

The following represents the quantitative information about Level 3 fair value measurements:

Investment Type	Fair value at 3/31/2013	Valuation Technique(s)	Unobservable Input(s)*	Range
		Fundamental quality	Credit rating	AA

Corporate Notes	$3,688,088	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

Total	$3,688,088

*	Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks
Air Freight & Logistics	$254,774	$—	$—	$254,774
Airlines	588,746	—	—	588,746
Auto Components	1,731,728	—	—	1,731,728
Automobiles	3,851,424	—	—	3,851,424
Banks	1,534,319	—	—	1,534,319
Beverages	1,060,386	—	—	1,060,386
Biotechnology	527,018	—	—	527,018
Building Products	167,370	—	—	167,370
Capital Goods	681,470	—	—	681,470
Capital Markets	2,853,082	—	—	2,853,082
Chemicals	6,021,082	—	—	6,021,082
Commercial Banks	22,212,542	—	—	22,212,542
Commercial Services & Supplies	1,193,567	—	—	1,193,567
Communications Equipment	706,392	—	—	706,392
Computers & Peripherals	467,772	—	—	467,772
Construction & Engineering	1,043,967	—	—	1,043,967
Construction Materials	787,849	—	—	787,849
Containers & Packaging	156,382	—	—	156,382
Distributors	201,587	—	—	201,587
Diversified Financial Services	678,821	—	—	678,821
Diversified Financials	236,368	—	—	236,368
Diversified Telecommunication Services	5,531,899	—	—	5,531,899
Electric Utilities	1,507,094	—	—	1,507,094
Electrical Equipment	1,910,283	—	—	1,910,283
Electronic Equipment, Instruments & Components	1,331,186	—	—	1,331,186
Energy Equipment & Services	1,267,118	—	—	1,267,118
Food & Staples Retailing	2,246,892	—	—	2,246,892
Food Products	2,534,062	—	—	2,534,062
Health Care Equipment & Supplies	1,167,306	—	—	1,167,306
Health Care Providers & Services	768,234	—	—	768,234
Hotels, Restaurants & Leisure	1,519,127	—	—	1,519,127
Household Durables	1,056,913	—	—	1,056,913
Household Products	1,174,709	—	—	1,174,709

Independent Power Producers & Energy Traders	$603,803	$—	$—	$603,803
Industrial Conglomerates	2,059,836	—	—	2,059,836
Insurance	6,392,216	—	—	6,392,216
Integrated Telecommunication Services	241,280	—	—	241,280
Internet & Catalog Retail	187,841	—	—	187,841
Internet Software & Services	735,681	—	—	735,681
IT Services	724,107	—	—	724,107
Life Sciences Tools & Services	353,807	—	—	353,807
Machinery	2,954,273	—	—	2,954,273
Marine	36,722	—	—	36,722
Materials	149,221	—	—	149,221
Media	3,263,286	—	—	3,263,286
Metals & Mining	8,683,351	—	—	8,683,351
Multi-line Insurance	32,567	—	—	32,567
Multiline Retail	225,673	—	—	225,673
Multi-Utilities	1,915,411	—	—	1,915,411
Office Electronics	434,887	—	—	434,887
Oil, Gas & Consumable Fuels	11,941,179	—	—	11,941,179
Paper & Forest Products	208,387	—	—	208,387
Personal Products	1,625,003	—	—	1,625,003
Pharmaceuticals	9,530,560	—	—	9,530,560
Professional Services	74,114	—	—	74,114
Real Estate Investment Trusts (REITs)	238,546	—	—	238,546
Real Estate Management & Development	4,491,491	—	—	4,491,491
Retailing	581,851	—	—	581,851
Road & Rail	2,702,239	—	—	2,702,239
Semiconductors & Semiconductor Equipment	3,388,593	—	—	3,388,593
Software	1,643,747	—	—	1,643,747
Specialty Retail	735,347	—	—	735,347
Technology Hardware & Equipment	35,865	—	—	35,865
Telecommunication Services	1,292,122	—	—	1,292,122
Textiles, Apparel & Luxury Goods	1,460,271	—	—	1,460,271
Trading Companies & Distributors	735,529	—	—	735,529
Transportation Infrastructure	483,437	—	—	483,437
Trucking	288,500	—	—	288,500
Water Utilities	429,093	—	—	429,093

Wireles Telecommunication Services	$3,735,769	$—	$—	$3,735,769

Total Common Stocks	$143,587,074	$—	$—	$143,587,074

Corporate Notes	—	—	1,209,938	1,209,938

Short Term Investment	1,694,883	—	—	1,694,883

Total Investments	$145,281,957	$—	$1,209,938	$146,491,895

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2012	$1,210,228
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(290)

Balance as of March 31, 2013	$1,209,938

The transfers from Level 2 to Level 1 at the end of the period were as a result of the Fund’s systematic application of the fair value trigger for international securities.

The following represents the quantitative information about Level 3 fair value measurements:

Investment Type	Fair value at 3/31/2013	Valuation Technique(s)	Unobservable Input(s)*	Range
		Fundamental quality	Credit rating	AA

Corporate Notes	$1,209,938	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

Total	$1,209,938

*	Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$99,204,014	$—	$—	$99,204,014
Corporate Notes	—	—	1,131,410	1,131,410
Preferred Stocks	50	—	—	50

Total Investments	$99,204,064	$—	$1,131,410	$100,335,474

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2012	$1,131,618
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(208)

Balance as of March 31, 2013	$1,131,410

There were no transfers in and out of Levels 1, 2, or 3 for the period ended March 31, 2013.

The following represents the quantitative information about Level 3 fair value measurements:

Investment Type	Fair value at 3/31/2013	Valuation Technique(s)	Unobservable Input(s)*	Range
		Fundamental quality	Credit rating	AA

Corporate Notes	$1,131,410	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

Total	$1,131,410

*	Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$136,772,280	$—	$—	$136,772,280
Corporate Notes	—	—	1,162,146	1,162,146

Total Investments	$136,772,280	$—	$1,162,146	$137,934,426

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2012	$1,162,654
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(508)

Balance as of March 31, 2013	$1,162,146

There were no transfers in and out of Levels 1, 2, or 3 for the period ended March 31, 2013.

The following represents the quantitative information about Level 3 fair value measurements:

Investment Type	Fair value at 3/31/2013	Valuation Technique(s)	Unobservable Input(s)*	Range
		Fundamental quality	Credit rating	AA

Corporate Notes	$1,162,146	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

Total	$1,162,146

*	Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Small Cap Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$70,339,063	$—	$—	$70,339,063
Corporate Notes	—	—	752,574	752,574
Short Term Investment	878,377	—	—	878,377

Total Investments	$71,217,440	$—	$752,574	$71,970,014

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2012	$752,853
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(279)

Balance as of March 31, 2013	$752,574

There were no transfers in and out of Levels 1, 2, or 3 for the period ended March 31, 2013.

The following represents the quantitative information about Level 3 fair value measurements:

Investment Type	Fair value at 3/31/2013	Valuation Technique(s)	Unobservable Input(s)*	Range
		Fundamental quality	Credit rating	AA

Corporate Notes	$752,574	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

Total	$752,574

*	Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Genesis Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$17,767,834	$—	$—	$17,767,834

Total Investments	$17,767,834	$—	$—	$17,767,834

There were no transfers in and out of Levels 1, 2, or 3 during the period ended March 31, 2013 and the Portfolio held no Level 3 securities as of March 31, 2013.

Praxis Genesis Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$47,639,627	$—	$—	$47,639,627

Total Investments	$47,639,627	$—	$—	$47,639,627

There were no transfers in and out of Levels 1, 2, or 3 during the period ended March 31, 2013 and the Portfolio held no Level 3 securities as of March 31, 2013.

Praxis Genesis Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$39,050,109	$—	$—	$39,050,109

Total Investments	$39,050,109	$—	$—	$39,050,109

There were no transfers in and out of Levels 1, 2, or 3 during the period ended March 31, 2013 and the Portfolio held no Level 3 securities as of March 31, 2013.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are reflected in the Funds’ and Portfolios’ valuation no later than in the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

Community Development Investments:

The Board has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission (“SEC”) an exemptive order that permits each of the Funds to invest a limited portion of its respective net assets in securities issued by Everence Community Investments, Inc. (“ECI”), an affiliate of the Adviser. ECI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the “CDI-Notes”). Assets raised through offerings of CDI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board and in compliance with the SEC’s exemptive order, would be permitted to invest up to 3 percent of its net assets in CDI-Notes. CDI-Notes have certain specific risk factors associated with them. These types of investments offer a rate of return below the prevailing market rate at acquisition and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment-grade securities. However, these investments have been determined by the Adviser and the Board as being a beneficial way to carry out each Fund’s goals for stewardship investing at the community level. In addition, these investments are valued in accordance with procedures approved by the Board.

3. Federal Income Tax Information:

The following information is computed on a tax basis for each Fund and Portfolio as of March 31, 2013:

	Intermediate Income Fund	International Index Fund	Value Index Fund
Tax cost of portfolio investments	$328,774,020	$137,763,541	$83,107,352

Gross unrealized appreciation	18,703,746	17,528,072	17,746,979
Gross unrealized depreciation	(749,607)	(8,799,718)	(518,857)

Net unrealized appreciation (depreciation)	17,954,139	8,728,354	17,228,122

	Growth Index Fund	Small Cap Fund
Tax cost of portfolio investments	$113,114,624	$53,201,231

Gross unrealized appreciation	25,047,176	19,226,275
Gross unrealized depreciation	(227,374)	(457,492)

Net unrealized appreciation (depreciation)	24,819,802	18,768,783

	Conservative	Balanced	Growth
	Portfolio	Portfolio	Portfolio
Tax cost of portfolio investments	$16,646,090	$42,244,528	$33,446,393

Gross unrealized appreciation	1,121,744	5,395,099	5,603,716
Gross unrealized depreciation	—	—	—

Net unrealized appreciation (depreciation)	1,121,744	5,395,099	5,603,716

4. Subsequent Events

The Funds and Portfolios evaluated subsequent events from March 31, 2013 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Praxis Mutual Funds

By:
/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ David Gautsche
David Gautsche
President and Chief Executive Officer
May 24, 2013

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
May 24, 2013